UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06336
                                   ---------

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                     --------------------------------------
              (Exact name of registrant as specified in charter)

               ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ----------------------------------------------
              (Address of principal executive offices) (Zip code)

        CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 4/30/07
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                          APRIL 30, 2007
--------------------------------------------------------------------------------
                                                  A series of Franklin Templeton
                                                  International Trust

--------------------------------------------------------------------------------
     SEMIANNUAL REPORT AND SHAREHOLDER LETTER            INTERNATIONAL
--------------------------------------------------------------------------------
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                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Templeton Foreign Smaller Companies Fund ..................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   11

Financial Highlights and Statement of Investments .........................   13

Financial Statements ......................................................   21

Notes to Financial Statements .............................................   25

Meeting of Shareholders ...................................................   34

Shareholder Information ...................................................   38

--------------------------------------------------------------------------------

Semiannual Report

Templeton Foreign Smaller Companies Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Foreign Smaller Companies Fund seeks to provide long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of smaller companies located outside the U.S., including emerging markets.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Templeton Foreign Smaller Companies Fund's semiannual report for the period ended April 30, 2007.

PERFORMANCE OVERVIEW

For the six months under review, Templeton Foreign Smaller Companies Fund - Class A posted a +20.32% cumulative total return. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which posted a +15.68% total return for the same period. 1 The Fund performed comparably to the S&P/Citigroup Global Equity ex-U.S. less than $2 Billion Index, another relevant measure of Fund performance, which had a +19.43% cumulative total return for the reporting period. 2 Please note that index performance information is provided for reference and that we do not attempt to track an index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

In spite of elevated energy prices, higher global interest rates, a weaker U.S. housing market and restrained U.S. economic growth, the global economy remained resilient throughout the six-month reporting period. Strong consumer

1. Source: Standard & Poor's Micropal. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

2. Source: Standard & Poor's Micropal. The S&P/Citigroup Global Equity ex-U.S. less than $2 Billion Index is a free float-adjusted, market capitalization-weighted index designed to measure the performance of global developed market equity securities excluding the U.S., with market capitalizations less than $2 billion.

The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3
and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the economic recovery began in 2002.

Overall, the mood in the global equity markets was predominantly positive, but was interrupted in the first quarter of 2007 due to concerns of slower growth. Investors worldwide also pondered the possibility that troubles in the U.S. subprime mortgage market could spread into the broader economy and potentially undermine the pace of global economic and corporate profit growth. However, strong global liquidity and corporate share buybacks continued to support equity prices.

During the reporting period, petrodollars, corporate cash, private equity, household savings and central banks' reserves continued to look for an investment home. Largely as a result, bond yield spreads over U.S. Treasuries narrowed, and equity and commodity markets rose. Narrower corporate credit spreads globally reflected greater risk tolerance, while abundant cash supplies in the capital markets contributed to record global merger and acquisition (M&A) activity.

The total value of deals announced during 2006 as a result of hostile takeovers, private equity buyouts and broad corporate consolidation was $3.8 trillion. 3 Announced deals from private equity alone reached a record $700 billion, almost double the record set in 2005. 4 The trend continued in the first quarter of 2007, with $1.1 trillion spent on M&A activity, 27% higher than in the same period in 2006. 5

With this backdrop, most global equity markets -- including emerging markets that remained a major magnet for global fund flows -- ended the six-month period with double-digit total returns. Stock market indexes in the U.S. and most European countries reached six-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reported period.

INVESTMENT STRATEGY

We take a long-term, value-oriented approach to investing. We focus our analysis primarily at the company level; we seek to identify when a company's value on the stock exchange is substantially below our estimate of the company's underlying worth -- also known as its "intrinsic value." Our analysts determine

3. Source: "Can M&A's 'Best of Times' Get Better?," THE WALL STREET JOURNAL, 1/2/07.

4. Sources: Thomson Financial; "TPG tops buy-out league with $101bn," FINANCIAL TIMES, 12/27/06.

5. Source: "Mergers Hit Record, With Few Stop Signs," THE WALL STREET JOURNAL, 4/2/07.


4 | Semiannual Report
the intrinsic value of a company first by understanding the company and the industry in which it operates, and then by forecasting future earnings and cash flow growth potential. We look to invest in those companies selling at the lowest level relative to our expectations for future earnings and cash flow. We are patient investors; our typical holding period is four to five years.

MANAGER'S DISCUSSION

Several holdings performed well during the six months under review. U.K.-based GAME Group, Europe's largest retailer of computer software, video games, consoles and related products, was among the most significant contributors to Fund performance. Of the company's revenue, 73% is derived from the U.K. and Ireland, where GAME Group has more than 400 store locations. It has a dominant position in the U.K. market with a commanding 25% market share, and its presence is growing in France, Spain, Portugal and Scandinavia. Shares of GAME Group soared during the period, as concerns over transition to a new generation of video game consoles faded after successful launches of the Microsoft Xbox 360 and the Nintendo Wii. Consistent with our strategy, we believe that GAME Group is fundamentally strong with a solid balance sheet and an attractive 1.56% dividend yield at period-end, and we believe its shares offer compelling value to long-term investors who are willing to look past potential near-term industry weakness.

The Fund also benefited from Denmark-based Vestas Wind Systems, the world's leading wind turbine manufacturer. One of the factors that differentiates Vestas from its competitors is its global reach. Gamesa (Spain) and General Electric (U.S.) have dominant market share in their home countries but only about 18% and 11% global market share, respectively. In comparison, Vestas has an 80% market share at home, a 35% market share in Scandinavia and a 28% global market share. In our assessment, the company's success stems from its ability to develop durable, reliable and cost effective wind turbines. Wind power is the cheapest source of renewable energy, when costs of environmental degradation from traditional power sources are factored in. Vestas benefited from increased demand and a market shift as three key regions, Europe, the Americas and Asia, began to focus on renewable energy and environmentally friendly power sources.

Another contributor to Fund performance for the period was Taiwan-based D-Link, a global data networking vendor with focuses on home, small office and home office (SOHO), and small and medium business (SMB) markets. The company sells branded wireless local area network (WLAN) products, broadband access equipment, LAN switches and other networking equipment. D-Link is the global leader in the home, SOHO and WLAN equipment market. An important driver for growth in home and SOHO networking is the

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 4/30/07

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Asia                                                  43.0%
Europe                                                29.2%
North America                                         12.3%
Australia                                              4.1%
Latin America                                          0.5%
Short-Term Investments & Other Net Assets             10.9%


                                                           Semiannual Report | 5

TOP 10 SECTORS/INDUSTRIES
4/30/07

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Commercial Services & Supplies                                              8.1%
--------------------------------------------------------------------------------
Machinery                                                                   7.5%
--------------------------------------------------------------------------------
Commercial Banks                                                            6.0%
--------------------------------------------------------------------------------
Electronic Equipment & Instruments                                          4.9%
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                                            4.8%
--------------------------------------------------------------------------------
Health Care Providers & Services                                            4.7%
--------------------------------------------------------------------------------
Communications Equipment                                                    4.4%
--------------------------------------------------------------------------------
Specialty Retail                                                            4.2%
--------------------------------------------------------------------------------
Leisure Equipment & Products                                                3.9%
--------------------------------------------------------------------------------
Energy Equipment & Services                                                 3.2%
--------------------------------------------------------------------------------

expected double-digit jump in worldwide broadband connections through 2009, according to our analysis. Moreover, we think D-Link is in a relatively strong competitive position in emerging markets, where growth should outpace that of the overall global market. Given our assessment of D-Link's growth prospects, we considered its valuation compelling at period-end.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended April 30, 2007, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's predominant investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

The Fund also had some underperforming holdings in the six months under review. Singapore-based Osim International, a dominant player in Asia's healthy lifestyle product segment, has franchise outlets in Hong Kong, China, Taiwan, Singapore and Malaysia. Osim's sales are driven by its flagship massage chair product line, and it has a number of newer products that are gaining traction in the marketplace. The company's purchase of Brookstone in 2005 widened its global reach and gave Osim direct access to a retail network of more than 300 stores. In our analysis, recent stock weakness appeared relatively isolated to a single product as the company received bad publicity from imitation products spreading to markets in Hong Kong and Taiwan. We continued to hold the stock at period-end because we were confident in its long-term prospects.

Also hindering Fund performance during the period was ATS Automation Tooling Systems. Based in Canada, ATS makes automated production and testing systems for manufacturers in the automotive, electronics and health care industries. Products include the Superbot, a materials-handling robot, and thin-film flexible cells for solar energy panels. Although the company's high fixed costs weighed on the bottom line, we think profitability could improve if orders pick up. In our analysis, valuation support looked strong as shares traded near book value at period-end.

Another detractor was Elcoteq, the largest European electronic manufacturing services company. Based in Finland, Elcoteq focuses solely on the telecommunications sector, with about 82% of sales from wireless handsets and 18% of sales from telecom infrastructure. The stock stumbled during the period largely


6 | Semiannual Report
because Nokia, Elcoteq's key customer, lost market share in some mid-line products. In our view, these issues were largely temporary, as we thought Nokia's proven long-term track record suggests it could regain market share as it refreshes the product lineup. We thought Elcoteq's current profitability woes should also be temporary. In our analysis, we considered the stock attractive at period-end based on its more than 3% dividend yield.

Thank you for your continued participation in Templeton Foreign Smaller Companies Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]         /s/ Tucker Scott

                        Tucker Scott, CFA

[PHOTO OMITTED]         /s/ Cynthia Sweeting

                        Cynthia Sweeting, CFA

                        Portfolio Management Team
                        Templeton Foreign Smaller Companies Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER OR SUBADVISORS MAKE NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 EQUITY HOLDINGS
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                              NET ASSETS
--------------------------------------------------------------------------------
D-Link Corp.                                                                3.7%
  COMMUNICATIONS EQUIPMENT, TAIWAN
--------------------------------------------------------------------------------
GAME Group PLC                                                              3.2%
  SPECIALTY RETAIL, U.K.
--------------------------------------------------------------------------------
Vedior NV                                                                   2.5%
  COMMERCIAL SERVICES & SUPPLIES,
  NETHERLANDS
--------------------------------------------------------------------------------
People's Food Holdings Ltd.                                                 2.2%
  FOOD PRODUCTS, CHINA
--------------------------------------------------------------------------------
Bank of Pusan                                                               1.9%
  COMMERCIAL BANKS, SOUTH KOREA
--------------------------------------------------------------------------------
Yule Catto & Company PLC                                                    1.9%
  CHEMICALS, U.K.
--------------------------------------------------------------------------------
FKI PLC                                                                     1.9%
  MACHINERY, U.K.
--------------------------------------------------------------------------------
OPG Groep NV                                                                1.8%
  HEALTH CARE PROVIDERS & SERVICES,
  NETHERLANDS
--------------------------------------------------------------------------------
Amer Sports OYJ                                                             1.7%
  LEISURE EQUIPMENT & PRODUCTS, FINLAND
--------------------------------------------------------------------------------
North West Co. Fund                                                         1.7%
  DIVERSIFIED FINANCIAL SERVICES, CANADA
--------------------------------------------------------------------------------


                                                           Semiannual Report | 7

Performance Summary as of 4/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FINEX)                                          CHANGE          4/30/07        10/31/06
--------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                            +$0.04          $23.24          $23.20
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------------------------------
Dividend Income                                 $0.4188
--------------------------------------------------------------------------------------------------------
Short-Term Capital Gain                         $0.4260
--------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                          $3.2964
--------------------------------------------------------------------------------------------------------
    TOTAL                                       $4.1412
--------------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                            CHANGE          4/30/07        10/31/06
--------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                            -$0.03          $22.60          $22.63
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------------------------------
Dividend Income                                 $0.2995
--------------------------------------------------------------------------------------------------------
Short-Term Capital Gain                         $0.4260
--------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                          $3.2964
--------------------------------------------------------------------------------------------------------
    TOTAL                                       $4.0219
--------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FCFSX)                                          CHANGE          4/30/07        10/31/06
--------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                            -$0.04          $22.64          $22.68
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------------------------------
Dividend Income                                 $0.3099
--------------------------------------------------------------------------------------------------------
Short-Term Capital Gain                         $0.4260
--------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                          $3.2964
--------------------------------------------------------------------------------------------------------
    TOTAL                                       $4.0323
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FTFAX)                                    CHANGE          4/30/07        10/31/06
--------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                            +$0.03          $23.29          $23.26
--------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------------------------------
Dividend Income                                 $0.4564
--------------------------------------------------------------------------------------------------------
Short-Term Capital Gain                         $0.4260
--------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                          $3.2964
--------------------------------------------------------------------------------------------------------
    TOTAL                                       $4.1788
--------------------------------------------------------------------------------------------------------


8 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

------------------------------------------------------------------------------------------------------------------------
CLASS A                                             6-MONTH            1-YEAR            5-YEAR             10-YEAR
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                            +20.32%           +19.18%          +127.62%            +176.60%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                        +13.38%           +12.33%           +16.50%             +10.05%
------------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $11,338           $11,233           $21,460             $26,063
------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                                     +12.93%           +16.30%              +9.50%
------------------------------------------------------------------------------------------------------------------------
    Total Annual Operating Expenses 5                         1.50%
------------------------------------------------------------------------------------------------------------------------
CLASS B                                             6-MONTH            1-YEAR            5-YEAR       INCEPTION (1/1/99)
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                            +19.88%           +18.31%          +119.22%            +175.06%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                        +15.89%           +14.37%           +16.78%             +12.92%
------------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $11,589           $11,437           $21,722             $27,506
------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                                     +15.03%           +16.59%             +12.51%
------------------------------------------------------------------------------------------------------------------------
    Total Annual Operating Expenses 5                         2.24%
------------------------------------------------------------------------------------------------------------------------
CLASS C                                             6-MONTH            1-YEAR            5-YEAR       INCEPTION (7/1/98)
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                            +19.88%           +18.32%          +118.84%            +143.04%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                        +18.88%           +17.33%           +16.96%             +10.58%
------------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $11,888           $11,733           $21,884             $24,304
------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                                     +17.96%           +16.77%             +10.19%
------------------------------------------------------------------------------------------------------------------------
    Total Annual Operating Expenses 5                         2.25%
------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS                                       6-MONTH            1-YEAR            5-YEAR             10-YEAR
------------------------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                            +20.42%           +19.43%          +130.67%            +183.53%
------------------------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                        +20.42%           +19.43%           +18.19%             +10.98%
------------------------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                       $12,042           $11,943           $23,067             $28,353
------------------------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 4                                     +20.13%           +18.01%             +10.43%
------------------------------------------------------------------------------------------------------------------------
    Total Annual Operating Expenses 5                         1.25%
------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND REGULATORY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. IN ADDITION, SMALLER-COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGER-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 1/1/97, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Figures are as stated in the Fund's prospectus current as of the date of this report.


10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------------
                                                  BEGINNING ACCOUNT        ENDING ACCOUNT       EXPENSES PAID DURING
CLASS A                                             VALUE 11/1/06           VALUE 4/30/07      PERIOD* 11/1/06-4/30/07
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $1,203.20                 $ 7.81
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,017.70                 $ 7.15
----------------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $1,198.80                 $11.88
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,013.98                 $10.89
----------------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $1,198.80                 $11.88
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,013.98                 $10.89
----------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------------
Actual                                                  $1,000                $1,204.20                 $ 6.39
----------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $1,000                $1,018.99                 $ 5.86
----------------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      1.43%; B: 2.18%; C: 2.18%; and Advisor: 1.17%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


12 | Semiannual Report

Franklin Templeton International Trust

FINANCIAL HIGHLIGHTS

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                  ---------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   APRIL 30, 2007                       YEAR ENDED OCTOBER 31,
CLASS A                                              (UNAUDITED)      2006          2005          2004          2003         2002
                                                  ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............    $  23.20       $  19.60      $  19.40      $  17.01      $  12.27     $  11.91
                                                     ------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ........................        0.05           0.27          0.27          0.20          0.13         0.15

 Net realized and unrealized gains (losses) .....        4.13           4.07          2.61          2.40          4.74         0.45
                                                     ------------------------------------------------------------------------------
Total from investment operations ................        4.18           4.34          2.88          2.60          4.87         0.60
                                                     ------------------------------------------------------------------------------
Less distributions from:

 Net investment income ..........................       (0.42)         (0.51)        (0.24)        (0.21)        (0.13)       (0.24)

 Net realized gains from investments ............       (3.72)         (0.23)        (2.44)           --            --           --
                                                     ------------------------------------------------------------------------------
Total distributions .............................       (4.14)         (0.74)        (2.68)        (0.21)        (0.13)       (0.24)
                                                     ------------------------------------------------------------------------------
Redemption fees .................................          -- d           -- d          -- d          -- d          --           --
                                                     ------------------------------------------------------------------------------
Net asset value, end of period ..................    $  23.24       $  23.20      $  19.60      $  19.40      $  17.01     $  12.27
                                                     ==============================================================================

Total return c ..................................       20.32%         22.80%        15.00%        15.40%        39.99%        4.98%

RATIOS TO AVERAGE NET ASSETS

 Expenses .......................................        1.43% e,f      1.50% f       1.57% f       1.63% f       1.52%        1.63%

 Net investment income ..........................        0.42% e        1.24%         1.27%         1.06%         0.91%        1.15%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............    $472,021       $356,785      $288,564      $474,742      $350,507     $ 71,070

Portfolio turnover rate .........................       10.07%         33.92%        36.91% g      14.22%         6.37%       27.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction is less than 0.01%.

g Excludes the value of portfolio securities delivered as a result of in-kind redemptions.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    APRIL 30, 2007                      YEAR ENDED OCTOBER 31,
CLASS B                                               (UNAUDITED)      2006         2005         2004         2003        2002
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............       $22.63        $19.21       $19.07       $16.75       $12.11      $11.77
                                                        -----------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .................        (0.03)         0.09         0.12         0.08         0.07        0.03

 Net realized and unrealized gains (losses) .....         4.02          4.00         2.56         2.35         4.62        0.46
                                                        -----------------------------------------------------------------------
Total from investment operations ................         3.99          4.09         2.68         2.43         4.69        0.49
                                                        -----------------------------------------------------------------------
Less distributions from:

 Net investment income ..........................        (0.30)        (0.44)       (0.10)       (0.11)       (0.05)      (0.15)

 Net realized gains from investments ............        (3.72)        (0.23)       (2.44)          --           --          --
                                                        -----------------------------------------------------------------------
Total distributions .............................        (4.02)        (0.67)       (2.54)       (0.11)       (0.05)      (0.15)
                                                        -----------------------------------------------------------------------
Redemption fees .................................           -- d          -- d         -- d         -- d         --          --
                                                        -----------------------------------------------------------------------
Net asset value, end of period ..................       $22.60        $22.63       $19.21       $19.07       $16.75      $12.11
                                                        =======================================================================

Total return c ..................................        19.88%        21.93%       14.10%       14.54%       38.85%       4.09%

RATIOS TO AVERAGE NET ASSETS

 Expenses .......................................         2.18% e,f     2.24% f      2.32% f      2.38% f      2.27%       2.38%

 Net investment income ..........................        (0.33)% e      0.50%        0.52%        0.31%        0.16%       0.40%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............       $8,872        $7,758       $7,576       $6,539       $3,352      $1,691

Portfolio turnover rate .........................        10.07%        33.92%       36.91% g     14.22%        6.37%      27.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction is less than 0.01%.

g Excludes the value of portfolio securities delivered as a result of in-kind redemptions.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     APRIL 30, 2007                       YEAR ENDED OCTOBER 31,
CLASS C                                               (UNAUDITED)        2006         2005         2004         2003        2002
                                                   ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............       $ 22.68        $ 19.25      $ 19.12      $ 16.79      $ 12.17     $ 11.82
                                                        -------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .................         (0.03)          0.11         0.13         0.06         0.06        0.05

 Net realized and unrealized gains (losses) .....          4.02           4.00         2.55         2.37         4.62        0.47
                                                        -------------------------------------------------------------------------
Total from investment operations ................          3.99           4.11         2.68         2.43         4.68        0.52
                                                        -------------------------------------------------------------------------
Less distributions from:

 Net investment income ..........................         (0.31)         (0.45)       (0.11)       (0.10)       (0.06)      (0.17)

 Net realized gains from investments ............         (3.72)         (0.23)       (2.44)          --           --          --
                                                        -------------------------------------------------------------------------
Total distributions .............................         (4.03)         (0.68)       (2.55)       (0.10)       (0.06)      (0.17)
                                                        -------------------------------------------------------------------------
Redemption fees .................................            -- d           -- d         -- d         -- d         --          --
                                                        -------------------------------------------------------------------------
Net asset value, end of period ..................       $ 22.64        $ 22.68      $ 19.25      $ 19.12      $ 16.79     $ 12.17
                                                        =========================================================================

Total return c ..................................         19.88%         21.91%       14.12%       14.54%       38.60%       4.28%

RATIOS TO AVERAGE NET ASSETS

 Expenses .......................................          2.18% e,f      2.25% f      2.32% f      2.38% f      2.28%       2.31%

 Net investment income ..........................         (0.33)% e       0.49%        0.52%        0.31%        0.15%       0.47%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............       $37,423        $30,988      $23,519      $16,579      $10,673     $ 3,904

Portfolio turnover rate .........................         10.07%         33.92%       36.91% g     14.22%        6.37%      27.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction is less than 0.01%.

g Excludes the value of portfolio securities delivered as a result of in-kind redemptions.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

                                                   ------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                     APRIL 30, 2007                       YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                         (UNAUDITED)        2006         2005         2004         2003        2002
                                                   ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............      $ 23.26        $ 19.67      $ 19.46      $ 17.04      $ 12.29     $ 11.92
                                                        -------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b .........................         0.08           0.32         0.36         0.21         0.20        0.20

 Net realized and unrealized gains (losses) ......         4.13           4.09         2.57         2.46         4.70        0.44
                                                        -------------------------------------------------------------------------
Total from investment operations .................         4.21           4.41         2.93         2.67         4.90        0.64
                                                        -------------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................        (0.46)         (0.59)       (0.28)       (0.25)       (0.15)      (0.27)

 Net realized gains from investments .............        (3.72)         (0.23)       (2.44)          --           --          --
                                                        -------------------------------------------------------------------------
Total distributions ..............................        (4.18)         (0.82)       (2.72)       (0.25)       (0.15)      (0.27)
                                                        -------------------------------------------------------------------------
Redemption fees ..................................           -- d           -- d         -- d         -- d         --          --
                                                        -------------------------------------------------------------------------
Net asset value, end of period ...................      $ 23.29        $ 23.26      $ 19.67      $ 19.46      $ 17.04     $ 12.29
                                                        =========================================================================

Total return c ...................................        20.42%         23.14%       15.26%       15.73%       40.37%       5.24%

RATIOS TO AVERAGE NET ASSETS

 Expenses ........................................         1.17% e,f      1.25% f      1.32% f      1.38% f      1.27%       1.35%

 Net investment income ...........................         0.67% e        1.49%        1.52%        1.31%        1.16%       1.43%

SUPPLEMENTAL DATA

Net assets, end of period (000's) ................      $54,479        $40,270      $31,695      $16,195      $25,482     $16,937

Portfolio turnover rate ..........................        10.07%         33.92%       36.91% g     14.22%        6.37%      27.23%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Annualized.

f     Benefit of expense reduction is less than 0.01%.

g Excludes the value of portfolio securities delivered as a result of in-kind redemptions.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SMALLER COMPANIES FUND                                INDUSTRY                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 89.1%
  AUSTRALIA 4.1%
  Billabong International Ltd. ......................         Textiles, Apparel & Luxury Goods             267,668     $  3,667,701
  Downer EDI Ltd. ...................................          Commercial Services & Supplies            1,216,983        7,569,720
  Iluka Resources Ltd. ..............................                  Metals & Mining                     754,715        3,647,703
  PaperlinX Ltd. ....................................              Paper & Forest Products               2,647,437        8,596,385
                                                                                                                       ------------
                                                                                                                         23,481,509
                                                                                                                       ------------
  BAHAMAS 0.8%
a Steiner Leisure Ltd. ..............................           Diversified Consumer Services               88,340        4,282,723
                                                                                                                       ------------
  BELGIUM 1.0%
  Barco NV ..........................................        Electronic Equipment & Instruments             63,220        5,711,075
                                                                                                                       ------------
  BRAZIL 0.5%
b Companhia de Saneamento de Minas Gerais,
    144A ............................................                  Water Utilities                     230,100        2,951,160
                                                                                                                       ------------
  CANADA 11.5%
  Abitibi-Consolidated Inc. .........................              Paper & Forest Products               1,558,100        4,085,117
a ATS Automation Tooling Systems Inc. ...............                     Machinery                        746,300        5,264,915
a Domtar Corp. ......................................              Paper & Forest Products                 515,600        5,026,392
  Dorel Industries Inc., B ..........................                Household Durables                    127,900        4,131,196
a GSI Group Inc. ....................................        Electronic Equipment & Instruments            416,230        4,237,221
  Legacy Hotels .....................................                    Real Estate                       276,370        3,456,181
  Linamar Corp. .....................................                  Auto Components                     242,179        3,595,918
  MDS Inc. ..........................................         Health Care Providers & Services             376,719        7,168,488
  Mega Brands Inc. ..................................           Leisure Equipment & Products                38,600          788,815
  North West Co. Fund ...............................          Diversified Financial Services              515,094        9,537,059
a Open Text Corp. ...................................           Internet Software & Services               292,256        6,690,896
  Quebecor World Inc. ...............................          Commercial Services & Supplies              329,124        4,459,884
a Saxon Energy Services Inc. ........................            Energy Equipment & Services             1,017,200        4,096,661
  Transcontinental Inc., A ..........................          Commercial Services & Supplies              171,652        3,325,091
                                                                                                                       ------------
                                                                                                                         65,863,834
                                                                                                                       ------------
  CHINA 7.7%
a AAC Acoustic Technology Holdings Inc. .............             Communications Equipment               2,040,000        1,919,399
  Bio-Treat Technology Ltd. .........................          Commercial Services & Supplies            6,352,000        3,491,259
a China Oilfield Services Ltd. ......................            Energy Equipment & Services             6,488,293        5,540,693
  China Resources Power Holdings Co. Ltd. ...........   Independent Power Producers & Energy Traders     1,544,883        2,757,009
  Chitaly Holdings Ltd. .............................                Household Durables                  7,713,271        1,311,437
  People's Food Holdings Ltd. .......................                   Food Products                    9,631,101       12,425,591
  Sinotrans Ltd., H .................................              Air Freight & Logistics              21,960,000        8,702,644
a Travelsky Technology Ltd., H ......................                    IT Services                     1,347,075        2,297,232
  Weiqiao Textile Co. Ltd., H .......................         Textiles, Apparel & Luxury Goods           3,160,578        5,729,279
                                                                                                                       ------------
                                                                                                                         44,174,543
                                                                                                                       ------------
  DENMARK 1.1%
a Vestas Wind Systems AS ............................               Electrical Equipment                    97,505        6,410,926
                                                                                                                       ------------
  FINLAND 3.5%
  Amer Sports OYJ ...................................           Leisure Equipment & Products               437,336        9,733,624
  Elcoteq SE, A .....................................             Communications Equipment                 239,150        2,088,602
  Huhtamaki OYJ .....................................              Containers & Packaging                  486,064        8,310,935
                                                                                                                       ------------
                                                                                                                         20,133,161
                                                                                                                       ------------

                                                          Semiannual Report | 17

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SMALLER COMPANIES FUND                                INDUSTRY                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  GERMANY 2.3%
a Jenoptik AG .......................................        Electronic Equipment & Instruments            536,115     $  5,786,818
  Vossloh AG ........................................                     Machinery                         73,066        7,568,672
                                                                                                                       ------------
                                                                                                                         13,355,490
                                                                                                                       ------------
  HONG KONG 4.7%
  Asia Satellite Telecommunications Holdings
    Ltd. ............................................      Diversified Telecommunication Services        1,012,902        2,149,477
  Dah Sing Financial Group ..........................                 Commercial Banks                     500,069        4,286,333
  Fountain Set (Holdings) Ltd. ......................         Textiles, Apparel & Luxury Goods           8,860,566        3,092,298
  Giordano International Ltd. .......................                 Specialty Retail                   6,611,910        3,211,942
  Hung Hing Printing Group Ltd. .....................              Containers & Packaging                1,400,260          787,623
  Lerado Group (Holding) Co. Ltd. ...................           Leisure Equipment & Products             9,098,706        1,198,048
  Ngai Lik Industrial Holding Ltd. ..................                Household Durables                  9,573,818          758,812
  Techtronic Industries Co. Ltd. ....................                Household Durables                  1,221,250        1,633,027
  Texwinca Holdings Ltd. ............................         Textiles, Apparel & Luxury Goods           9,894,808        7,070,927
  Yue Yuen Industrial Holdings Ltd. .................         Textiles, Apparel & Luxury Goods             780,045        2,737,280
                                                                                                                       ------------
                                                                                                                         26,925,767
                                                                                                                       ------------
  INDONESIA 0.5%
  PT Astra International Tbk ........................                    Automobiles                     1,831,244        2,901,619
                                                                                                                       ------------
  JAPAN 5.8%
  Descente Ltd. .....................................         Textiles, Apparel & Luxury Goods             316,900        1,520,292
  MEITEC Corp. ......................................          Commercial Services & Supplies              145,248        4,754,854
  Nichii Gakkan Co. .................................         Health Care Providers & Services             393,300        7,112,592
  Sohgo Security Services Co. Ltd. ..................          Commercial Services & Supplies              450,001        8,703,134
  Takuma Co. Ltd. ...................................                     Machinery                      1,027,000        6,723,995
  Tenma Corp. .......................................                     Chemicals                        160,214        3,024,804
  Tokyo Individualized Educational Institute Inc. ...           Diversified Consumer Services              539,257        1,331,889
                                                                                                                       ------------
                                                                                                                         33,171,560
                                                                                                                       ------------
  LUXEMBOURG 0.3%
a Thiel Logistik AG .................................                    IT Services                       501,627        1,800,288
                                                                                                                       ------------
  NETHERLANDS 6.2%
  Aalberts Industries NV ............................                     Machinery                         36,444        3,889,499
a Draka Holding NV ..................................               Electrical Equipment                    96,368        3,712,351
  OPG Groep NV ......................................         Health Care Providers & Services             290,100       10,553,906
  SBM Offshore NV ...................................            Energy Equipment & Services                88,312        3,188,709
  Vedior NV .........................................          Commercial Services & Supplies              536,232       14,327,512
                                                                                                                       ------------
                                                                                                                         35,671,977
                                                                                                                       ------------
  PHILIPPINES 0.0%c
  First Gen Corp. ...................................   Independent Power Producers & Energy Traders       205,000          246,415
                                                                                                                       ------------
  SINGAPORE 1.9%
  Cerebos Pacific Ltd. ..............................                   Food Products                      241,477          553,146
  Huan Hsin Holdings Ltd. ...........................        Electronic Equipment & Instruments          2,700,075        1,048,607
  Osim International Ltd. ...........................                 Specialty Retail                   5,210,223        2,623,631
  Venture Corp. Ltd. ................................        Electronic Equipment & Instruments            624,862        6,457,566
                                                                                                                       ------------
                                                                                                                         10,682,950
                                                                                                                       ------------


18 | Semiannual Report

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SMALLER COMPANIES FUND                                INDUSTRY                        SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  SOUTH KOREA 6.5%
  Bank of Pusan .....................................                 Commercial Banks                     752,575     $ 11,116,620
  Daeduck Electronics Co. Ltd. ......................        Electronic Equipment & Instruments            599,863        4,916,963
  Daegu Bank Co. Ltd. ...............................                 Commercial Banks                     528,705        8,775,304
  Halla Climate Control Corp. .......................                  Auto Components                     649,160        6,729,757
  Sindo Ricoh Co. ...................................                Office Electronics                     35,020        2,042,849
  Youngone Corp. ....................................         Textiles, Apparel & Luxury Goods             699,989        3,774,985
                                                                                                                       ------------
                                                                                                                         37,356,478
                                                                                                                       ------------
  SWEDEN 1.3%
  D. Carnegie & Co. AB ..............................                  Capital Markets                     355,575        7,111,288
                                                                                                                       ------------
  SWITZERLAND 2.4%
  Kuoni Reisen Holding AG, B ........................           Hotels, Restaurants & Leisure                5,430        3,412,719
  Verwaltungs-und Privat-Bank AG ....................                  Capital Markets                      27,682        7,209,033
  Vontobel Holding AG ...............................                  Capital Markets                      51,568        2,882,325
                                                                                                                       ------------
                                                                                                                         13,504,077
                                                                                                                       ------------
  TAIWAN 12.3%
  AcBel Polytech Inc. ...............................               Electrical Equipment                10,191,440        4,359,173
a BenQ Corp. ........................................              Computers & Peripherals               3,936,000        1,506,326
  D-Link Corp. ......................................             Communications Equipment              11,306,460       20,973,398
  Fu Sheng Industrial Co. Ltd. ......................           Leisure Equipment & Products             4,685,990        4,627,548
  Giant Manufacturing Co. Ltd. ......................           Leisure Equipment & Products             3,690,000        6,014,228
  KYE Systems Corp. .................................              Computers & Peripherals               4,455,664        6,078,550
  Pihsiang Machinery Manufacturing Co. Ltd. .........         Health Care Equipment & Supplies           2,704,000        5,267,506
  Simplo Technology Co. Ltd. ........................              Computers & Peripherals               1,781,300        8,100,342
  Ta Chong Bank Ltd. ................................                 Commercial Banks                  15,633,000        4,762,796
  Taiwan Fu Hsing ...................................                 Building Products                  7,000,980        6,115,127
  Test-Rite International Co. Ltd. ..................                   Distributors                     5,026,757        2,829,064
                                                                                                                       ------------
                                                                                                                         70,634,058
                                                                                                                       ------------
  THAILAND 3.6%
  Bank of Ayudhya Public Co. Ltd. ...................                 Commercial Banks                   8,663,400        5,306,410
  BEC World Public Co. Ltd., fgn. ...................                       Media                        3,858,366        2,607,379
  Glow Energy Public Co. Ltd., fgn. .................   Independent Power Producers & Energy Traders     5,587,554        5,181,844
a Total Access Communication Public Co. Ltd.,
    fgn. ............................................        Wireless Telecommunication Services         1,431,090        7,298,559
                                                                                                                       ------------
                                                                                                                         20,394,192
                                                                                                                       ------------
  UNITED KINGDOM 11.1%
  Bodycote International PLC ........................                     Machinery                      1,426,616        8,444,089
  Fiberweb PLC ......................................                 Personal Products                  1,004,870        3,732,439
  FKI PLC ...........................................                     Machinery                      4,476,550       10,831,356
  Future PLC ........................................                       Media                        4,273,340        3,695,792
  GAME Group PLC ....................................                 Specialty Retail                   5,890,678       18,081,217
a iSOFT Group PLC ...................................         Health Care Providers & Services           2,826,820        2,359,982
  John Wood Group PLC ...............................            Energy Equipment & Services               950,519        5,355,237
  Yule Catto & Company PLC ..........................                     Chemicals                      2,280,539       11,047,278
                                                                                                                       ------------
                                                                                                                         63,547,390
                                                                                                                       ------------
  TOTAL COMMON STOCKS
   (COST $364,642,865) ..............................                                                                   510,312,480
                                                                                                                       ------------


                                                          Semiannual Report | 19

Franklin Templeton International Trust

------------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SMALLER COMPANIES FUND                                                          PRINCIPAL AMOUNT       VALUE
------------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 12.1%
  U.S. GOVERNMENT AND AGENCY SECURITIES
d FHLB, 0.00% - 5.25%, 5/01/07 - 11/01/07 ...........                                                  $59,155,000     $ 59,151,950
d FNMA, 5/08/07 .....................................                                                   10,000,000        9,990,210
                                                                                                                       ------------
  TOTAL SHORT TERM INVESTMENTS
   (COST $69,138,955) ...............................                                                                    69,142,160
                                                                                                                       ------------
  TOTAL INVESTMENTS (COST $433,781,820)
   101.2% ...........................................                                                                   579,454,640
  OTHER ASSETS, LESS LIABILITIES (1.2)% .............                                                                    (6,659,471)
                                                                                                                       ------------
  NET ASSETS 100.0% .................................                                                                  $572,795,169
                                                                                                                       ============

SELECTED PORTFOLIO ABBREVIATIONS

FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association

a     Non-income producing for the twelve months ended April, 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. The security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At April 30, 2007, the aggregate value of this security was $2,951,160, representing 0.52% of net assets.

c     Rounds to less than 0.1% of net assets.

d A portion of the security is traded on a discount basis with no stated coupon rate.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton International Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007 (unaudited)

                                                                 ---------------
                                                                    TEMPLETON
                                                                 FOREIGN SMALLER
                                                                  COMPANIES FUND
                                                                 ---------------
Assets:
 Investments in securities:
  Cost ........................................................    $433,781,820
                                                                   ============
  Value .......................................................    $579,454,640
 Cash .........................................................          32,039
 Foreign currency, at value (cost $334,773) ...................         334,734
 Receivables:
  Investment securities sold ..................................       6,209,778
  Capital shares sold .........................................       2,687,199
  Dividends and interest ......................................         474,729
                                                                   ------------
        Total assets ..........................................     589,193,119
                                                                   ------------
Liabilities:
 Payables:
  Investment securities purchased .............................      14,403,728
  Capital shares redeemed .....................................       1,014,862
  Affiliates ..................................................         820,049
 Accrued expenses and other liabilities .......................         159,311
                                                                   ------------
        Total liabilities .....................................      16,397,950
                                                                   ------------
           Net assets, at value ...............................    $572,795,169
                                                                   ============
Net assets consist of:
 Paid-in capital ..............................................    $396,978,949
 Distributions in excess of net investment income .............        (494,187)
 Net unrealized appreciation (depreciation) ...................     145,638,558
 Accumulated net realized gain (loss) .........................      30,671,849
                                                                   ------------
           Net assets, at value ...............................    $572,795,169
                                                                   ============


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Templeton International Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 2007 (unaudited)

                                                                                ------------
                                                                                 TEMPLETON
                                                                                  FOREIGN
                                                                                  SMALLER
                                                                                 COMPANIES
                                                                                    FUND
                                                                                ------------
CLASS A:
 Net assets, at value .......................................................   $472,021,181
                                                                                ============
 Shares outstanding .........................................................     20,314,087
                                                                                ============
 Net asset value per share a ................................................   $      23.24
                                                                                ============
 Maximum offering price per share (net asset value per share / 94.25%) ......   $      24.66
                                                                                ============
CLASS B:
 Net assets, at value .......................................................   $  8,871,915
                                                                                ============
 Shares outstanding .........................................................        392,638
                                                                                ============
 Net asset value and maximum offering price per share a .....................   $      22.60
                                                                                ============
CLASS C:
 Net assets, at value .......................................................   $ 37,423,313
                                                                                ============
 Shares outstanding .........................................................      1,652,618
                                                                                ============
 Net asset value and maximum offering price per share a .....................   $      22.64
                                                                                ============
ADVISOR CLASS:
 Net assets, at value .......................................................   $ 54,478,760
                                                                                ============
 Shares outstanding .........................................................      2,339,114
                                                                                ============
 Net asset value and maximum offering price per share a .....................   $      23.29
                                                                                ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton International Trust

STATEMENT OF OPERATIONS
for the six months ended April 30, 2007 (unaudited)

                                                                                    ---------------
                                                                                       TEMPLETON
                                                                                    FOREIGN SMALLER
                                                                                     COMPANIES FUND
                                                                                    ---------------
Investment income:
 Dividends (net of foreign taxes of $504,692) ....................................    $ 3,484,525
 Interest (net of foreign taxes of $535) .........................................        993,929
                                                                                      -----------
        Total investment income ..................................................      4,478,454
                                                                                      -----------
Expenses:
 Management fees (Note 3a) .......................................................      2,085,412
 Distribution fees (Note 3c)
  Class A ........................................................................        496,790
  Class B ........................................................................         40,231
  Class C ........................................................................        166,352
 Transfer agent fees (Note 3e) ...................................................        574,033
 Custodian fees (Note 4) .........................................................         91,706
 Reports to shareholders .........................................................         42,664
 Registration and filing fees ....................................................         41,845
 Professional fees ...............................................................         28,107
 Trustees' fees and expenses .....................................................         12,941
 Other ...........................................................................         18,315
                                                                                      -----------
        Total expenses ...........................................................      3,598,396
        Expense reductions (Note 4) ..............................................        (13,397)
                                                                                      -----------
           Net expenses ..........................................................      3,584,999
                                                                                      -----------
              Net investment income ..............................................        893,455
                                                                                      -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ....................................................................     31,172,915
  Foreign currency transactions ..................................................       (190,235)
                                                                                      -----------
           Net realized gain (loss) ..............................................     30,982,680
                                                                                      -----------
 Net change in unrealized appreciation (depreciation) on:
  Investments ....................................................................     57,680,138
  Translation of assets and liabilities denominated in foreign currencies ........        153,392
                                                                                      -----------
                      Net change in unrealized appreciation (depreciation) .......     57,833,530
                                                                                      -----------
Net realized and unrealized gain (loss) ..........................................     88,816,210
                                                                                      -----------
Net increase (decrease) in net assets resulting from operations ..................    $89,709,665
                                                                                      -----------


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               -----------------------------------
                                                                                                        TEMPLETON FOREIGN
                                                                                                     SMALLER COMPANIES FUND
                                                                                               -----------------------------------
                                                                                               SIX MONTHS ENDED      YEAR ENDED
                                                                                                APRIL 30, 2007    OCTOBER 31, 2006
                                                                                                 (UNAUDITED)
                                                                                               -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income
                                                                                                 $    893,455       $  4,780,676
  Net realized gain (loss) from investments and foreign currency transactions ...............      30,982,680         79,054,296
  Net change in unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies ................................      57,833,530         (6,856,399)
                                                                                                 ------------       ------------
        Net increase (decrease) in net assets resulting from operations .....................      89,709,665         76,978,573
                                                                                                 ------------       ------------
 Distributions to shareholders from:
  Net investment income:
    Class A .................................................................................      (6,441,742)        (7,386,523)
    Class B .................................................................................        (100,225)          (172,988)
    Class C .................................................................................        (423,328)          (542,466)
    Advisor Class ...........................................................................        (799,631)        (1,060,963)
  Net realized gains from investments:
    Class A .................................................................................     (57,264,741)        (3,328,450)
    Class B .................................................................................      (1,245,664)           (90,949)
    Class C .................................................................................      (5,086,150)          (282,577)
    Advisor Class ...........................................................................      (6,521,455)          (419,267)
                                                                                                 ------------       ------------
 Total distributions to shareholders ........................................................     (77,882,936)       (13,284,183)
                                                                                                 ------------       ------------
 Capital share transactions: (Note 2)
    Class A .................................................................................     104,972,575         16,689,417
    Class B .................................................................................         989,757         (1,131,246)
    Class C .................................................................................       5,853,938          3,146,741
    Advisor Class ...........................................................................      13,349,436          2,043,307
                                                                                                 ------------       ------------
 Total capital share transactions ...........................................................     125,165,706         20,748,219
                                                                                                 ------------       ------------
 Redemption fees ............................................................................           1,793              5,046
                                                                                                 ------------       ------------
        Net increase (decrease) in net assets ...............................................     136,994,228         84,447,655
Net assets:
 Beginning of period ........................................................................     435,800,941        351,353,286
                                                                                                 ------------       ------------
 End of period ..............................................................................    $572,795,169       $435,800,941
                                                                                                 ============       ============
Distributions in excess of net investment income included in net assets:
  End of period .............................................................................    $   (494,187)      $  6,377,284
                                                                                                 ============       ============


24 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton Foreign Smaller Companies Fund (the Fund) included in this report is diversified. The financial statements of the remaining fund in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities,


                                                          Semiannual Report | 25

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


26 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                                                          Semiannual Report | 27

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                          ---------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                  APRIL 30, 2007                   OCTOBER 31, 2006
                                          ---------------------------------------------------------------
                                              SHARES          AMOUNT            SHARES          AMOUNT
                                          ---------------------------------------------------------------
CLASS A SHARES:
 Shares sold .........................       4,251,412     $ 93,798,465        5,240,690     $114,901,046
 Shares issued in reinvestment of
  distributions ......................       2,769,409       57,022,136          484,680        9,831,027
 Shares redeemed .....................      (2,086,041)     (45,848,026)      (5,068,889)    (108,042,656)
                                          ---------------------------------------------------------------
 Net increase (decrease) .............       4,934,780     $104,972,575          656,481     $ 16,689,417
                                          ===============================================================


28 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                          ---------------------------------------------------------------
                                                 SIX MONTHS ENDED                     YEAR ENDED
                                                  APRIL 30, 2007                   OCTOBER 31, 2006
                                          ---------------------------------------------------------------
                                              SHARES          AMOUNT            SHARES          AMOUNT
                                          ---------------------------------------------------------------
CLASS B SHARES:
 Shares sold .........................          22,795     $    504,750           33,710     $    722,559
 Shares issued in reinvestment of
  distributions ......................          62,179        1,247,936           12,195          242,316
 Shares redeemed .....................         (35,147)        (762,929)         (97,543)      (2,096,121)
                                          ---------------------------------------------------------------
 Net increase (decrease) .............          49,827     $    989,757          (51,638)    $ (1,131,246)
                                          ===============================================================
CLASS C SHARES:
 Shares sold .........................         233,291     $  5,028,566          489,581     $ 10,522,329
 Shares issued in reinvestment of
  distributions ......................         229,276        4,613,039           34,589          688,654
 Shares redeemed .....................        (176,288)      (3,787,667)        (379,346)      (8,064,242)
                                          ---------------------------------------------------------------
 Net increase (decrease) .............         286,279     $  5,853,938          144,824     $  3,146,741
                                          ===============================================================
ADVISOR CLASS SHARES:
 Shares sold .........................       1,051,677     $ 23,071,206        1,505,697     $ 32,455,702
 Shares issued in reinvestment of
  distributions ......................         176,032        3,629,776           27,790          565,024
 Shares redeemed .....................        (620,231)     (13,351,546)      (1,413,001)     (30,977,419)
                                          ---------------------------------------------------------------
 Net increase (decrease) .............         607,478     $ 13,349,436          120,486     $  2,043,307
                                          ===============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

---------------------------------------------------------------------------------------------------
SUBSIDIARY                                                            AFFILIATION
---------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                    Investment manager
Templeton Investment Counsel, LLC (TIC)                               Investment manager
Franklin Templeton Investment Management Limited (FTIML)              Investment manager
Franklin Templeton Services, LLC (FT Services)                        Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                  Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)         Transfer agent


                                                          Semiannual Report | 29

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
       1.000%             Up to and including $100 million
       0.900%             Over $100 million, up to and including $250 million
       0.800%             Over $250 million, up to and including $500 million
       0.750%             In excess of $500 million

Under a subadvisory agreement, TIC, an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the fund. Under a subadvisory agreement, FTIML, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the fund.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ........................................  0.25%
Class B ........................................  1.00%
Class C ........................................  1.00%


30 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
 unaffiliated broker/dealers .............................   $47,167
Contingent deferred sales charges retained ...............   $16,682

E. TRANSFER AGENT FEES

For the period ended April 30, 2007, the Fund paid transfer agent fees of $305,853, of which $232,220 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ......................................   $435,170,026
                                                             ============

Unrealized appreciation ..................................   $165,091,069
Unrealized depreciation ..................................    (20,806,455)
                                                             ------------
Net unrealized appreciation (depreciation) ...............   $144,284,614
                                                             ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and passive foreign investment company shares.


                                                          Semiannual Report | 31

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended April 30, 2007, aggregated $91,845,441 and $44,931,769, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


32 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semiannual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Trust believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 33

Franklin Templeton International Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007

TEMPLETON FOREIGN SMALLER COMPANIES FUND

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; to approve amendments to certain of Templeton Foreign Smaller Companies Fund's (the "Fund") fundamental investment restrictions (including eight (8) Sub-Proposals); and to approve the elimination of certain of the Fund's fundamental investment restrictions. At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam L. Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust, amendments to certain of the Fund's fundamental investment restrictions (including eight (8) Sub-Proposals) and the elimination of certain of the Fund's fundamental investment restrictions. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The election of Trustees:

------------------------------------------------------------------------------------------------------------
                                                % OF         % OF                        % OF          % OF
                                             OUTSTANDING     VOTED                    OUTSTANDING     VOTED
NAME                              FOR          SHARES       SHARES       WITHHELD       SHARES        SHARES
------------------------------------------------------------------------------------------------------------
Harris J. Ashton ........   20,148,261.135     55.028%      98.228%     363,412.703       .992%       1.772%
Robert F. Carlson .......   20,106,082.473     54.912%      98.023%     405,591.365      1.108%       1.977%
Sam L. Ginn .............   20,163,361.567     55.069%      98.302%     348,312.271       .951%       1.698%
Edith E. Holiday ........   20,160,027.001     55.060%      98.286%     351,646.837       .960%       1.714%
Frank W. T. LaHaye ......   20,135,837.617     54.994%      98.168%     375,836.221      1.026%       1.832%
Frank A. Olson ..........   20,154,638.168     55.045%      98.259%     357,035.670       .975%       1.741%
Larry D. Thompson .......   20,164,725.335     55.073%      98.309%     346,948.503       .947%       1.691%
John B. Wilson ..........   20,177,705.808     55.108%      98.372%     333,968.030       .912%       1.628%
Charles B. Johnson ......   20,058,879.355     54.783%      97.793%     452,794.483      1.237%       2.207%
Gregory E. Johnson ......   20,070,775.936     54.816%      97.851%     440,897.902      1.204%       2.149%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

-----------------------------------------------------------------------
                                                    % OF          % OF
                                                 OUTSTANDING      VOTED
                                SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------
For ....................        9,243,509.711      42.056%       70.605%
Against ................          222,712.579       1.013%        1.702%
Abstain ................          239,287.555       1.089%        1.827%
Broker Non-votes .......        3,386,268.000      15.406%       25.866%
-----------------------------------------------------------------------
TOTAL ..................       13,091,777.845      59.564%      100.000%
-----------------------------------------------------------------------


34 | Semiannual Report

Franklin Templeton International Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (CONTINUED)

TEMPLETON FOREIGN SMALLER COMPANIES FUND

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes six (6) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

-----------------------------------------------------------------------
                                                    % OF          % OF
                                                 OUTSTANDING      VOTED
                                SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------
For ....................        9,129,787.196      41.539%       69.736%
Against ................          332,873.427       1.514%        2.542%
Abstain ................          242,849.222       1.105%        1.856%
Broker Non-votes .......        3,386,268.000      15.406%       25.866%
-----------------------------------------------------------------------
TOTAL ..................       13,091,777.845      59.564%      100.000%
-----------------------------------------------------------------------

(b) To amend the Fund's fundamental investment restriction regarding underwriting:

-----------------------------------------------------------------------
                                                    % OF          % OF
                                                 OUTSTANDING      VOTED
                                SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------
For ....................        9,157,040.116      41.663%       69.945%
Against ................          303,034.747       1.378%        2.315%
Abstain ................          245,434.982       1.117%        1.874%
Broker Non-votes .......        3,386,268.000      15.406%       25.866%
-----------------------------------------------------------------------
TOTAL ..................       13,091,777.845      59.564%      100.000%
-----------------------------------------------------------------------

(c) To amend the Fund's fundamental investment restriction regarding lending:

-----------------------------------------------------------------------
                                                    % OF          % OF
                                                 OUTSTANDING      VOTED
                                SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------
For ....................        9,134,950.579      41.562%       69.776%
Against ................          319,940.569       1.456%        2.444%
Abstain ................          250,618.697       1.140%        1.914%
Broker Non-votes .......        3,386,268.000      15.406%       25.866%
-----------------------------------------------------------------------
TOTAL ..................       13,091,777.845      59.564%      100.000%
-----------------------------------------------------------------------

(d) To amend the Fund's fundamental investment restriction regarding investments in real estate:

-----------------------------------------------------------------------
                                                    % OF          % OF
                                                 OUTSTANDING      VOTED
                                SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------
For ....................        9,187,356.032      41.801%       70.176%
Against ................          281,167.170       1.279%        2.147%
Abstain ................          236,986.643       1.078%        1.811%
Broker Non-votes .......        3,386,268.000      15.406%       25.866%
-----------------------------------------------------------------------
TOTAL ..................       13,091,777.845      59.564%      100.000%
-----------------------------------------------------------------------


                                                          Semiannual Report | 35

Franklin Templeton International Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (CONTINUED)

TEMPLETON FOREIGN SMALLER COMPANIES FUND

(e) To amend the Fund's fundamental investment restriction regarding investments in commodities:

-----------------------------------------------------------------------
                                                    % OF          % OF
                                                 OUTSTANDING      VOTED
                                SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------
For ....................        9,129,160.409      41.536%       69.732%
Against ................          334,151.253       1.520%        2.552%
Abstain ................          242,198.183       1.102%        1.850%
Broker Non-votes .......        3,386,268.000      15.406%       25.866%
-----------------------------------------------------------------------
TOTAL ..................       13,091,777.845      59.564%      100.000%
-----------------------------------------------------------------------

(f) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

-----------------------------------------------------------------------
                                                    % OF          % OF
                                                 OUTSTANDING      VOTED
                                SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------
For ....................        9,163,742.780      41.693%       69.996%
Against ................          291,291.798       1.325%        2.225%
Abstain ................          250,475.267       1.140%        1.913%
Broker Non-votes .......        3,386,268.000      15.406%       25.866%
-----------------------------------------------------------------------
TOTAL ..................       13,091,777.845      59.564%      100.000%
-----------------------------------------------------------------------

(g) To amend the Fund's fundamental investment restriction regarding industry concentration:

-----------------------------------------------------------------------
                                                    % OF          % OF
                                                 OUTSTANDING      VOTED
                                SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------
For ....................        9,186,092.502      41.795%       70.166%
Against ................          277,629.205       1.263%        2.121%
Abstain ................          241,788.138       1.100%        1.847%
Broker Non-votes .......        3,386,268.000      15.406%       25.866%
-----------------------------------------------------------------------
TOTAL ..................       13,091,777.845      59.564%      100.000%
-----------------------------------------------------------------------

(h) To amend the Fund's fundamental investment restriction regarding diversification of investments:

-----------------------------------------------------------------------
                                                    % OF          % OF
                                                 OUTSTANDING      VOTED
                                SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------
For ....................        9,197,312.910      41.846%       70.252%
Against ................          284,074.772       1.292%        2.169%
Abstain ................          224,122.163       1.020%        1.713%
Broker Non-votes .......        3,386,268.000      15.406%       25.866%
-----------------------------------------------------------------------
TOTAL ..................       13,091,777.845      59.564%      100.000%
-----------------------------------------------------------------------


36 | Semiannual Report

Franklin Templeton International Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 (CONTINUED)

TEMPLETON FOREIGN SMALLER COMPANIES FUND

Proposal 4. To approve the elimination of certain of the Fund's fundamental investment restrictions:

-----------------------------------------------------------------------
                                                    % OF          % OF
                                                 OUTSTANDING      VOTED
                                SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------
For ....................        9,134,052.235      41.558%       69.769%
Against ................          326,315.465       1.485%        2.493%
Abstain ................          245,142.145       1.115%        1.872%
Broker Non-votes .......        3,386,268.000      15.406%       25.866%
-----------------------------------------------------------------------
TOTAL ..................       13,091,777.845      59.564%      100.000%
-----------------------------------------------------------------------


                                                          Semiannual Report | 37

Franklin Templeton International Trust

SHAREHOLDER INFORMATION

TEMPLETON FOREIGN SMALLER COMPANIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 17, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Templeton Foreign Smaller Companies Fund, one of the two separate funds within the Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for both Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment


38 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a performance universe selected by Lipper. The following summarizes the performance results for the Fund and the Board's view of such performance.

The performance universe for Templeton Foreign Smaller Companies Fund consisted of the Fund and all retail and institutional international small/midcap core funds as selected by Lipper. Comparative performance within such universe was shown for the one-year period ended January 31, 2007, and the previous ten years ended that date. The Lipper report showed the


                                                          Semiannual Report | 39

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Fund's total return for the one-year period to be in the second-lowest quintile of such performance universe, and on an annualized basis to be in the lowest quintile for each of the previous three-, five- and ten-year periods. In discussing such performance, management pointed out the long-term, value oriented philosophy followed by the Fund and the Board noted that recent changes had been made in the Fund's portfolio management team. The Board also noted, while in the lower quintiles, that the Fund's one-year total return as shown in the Lipper report was approximately 19%, and on an annualized basis exceeded 17% and 18%, respectively, for the previous three- and five-year periods, and was at 9.83% for the previous ten-year period. The Board found such investment performance to be acceptable, noting its discussions with management and the Fund's actual levels of return.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The results of such comparisons showed the contractual investment management fee rate and total expenses of Templeton Foreign Smaller Companies Fund each to be in the second-least expensive quintile of its expense group. The Board was satisfied with the investment management fees and total expenses of the Fund in comparison to its Lipper expense group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the


40 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board noted in funds such as Templeton Foreign Smaller Companies Fund that economies of scale were shared with the Fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee schedule under the investment management agreement for Templeton Foreign Smaller Companies Fund provides an initial fee of 1% on the first $100 million of net assets; 0.90% on the next $150 million; 0.80% on the next $250 million; and 0.75% on net assets in excess of $500 million. This Fund's assets were approximately $464 million at December 31, 2006. In discussing the prospect of adding additional breakpoints, management expressed its view that the existing fee schedule was low and reflected anticipated economies of scale and pointed out the favorable effective management fee comparison of this Fund within its Lipper expense group. While intending to monitor future growth the Board


                                                          Semiannual Report | 41

Franklin Templeton International Trust

TEMPLETON FOREIGN SMALLER COMPANIES FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

believed that to the extent economies of scale may be realized by the manager and its affiliates, the schedule of fees under the investment management agreement provides for a sharing of benefits with this Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


42 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                                  Michigan 7
Arizona                                  Minnesota 7
California 8                             Missouri
Colorado                                 New Jersey
Connecticut                              New York 8
Florida 8                                North Carolina
Georgia                                  Ohio 7
Kentucky                                 Oregon
Louisiana                                Pennsylvania
Maryland                                 Tennessee
Massachusetts 7                          Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance
  Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

05/07

                                               Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON        One Franklin Parkway
    INVESTMENTS           San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON FOREIGN SMALLER COMPANIES FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

SUBADVISORS

Templeton Investment Counsel, LLC

Franklin Templeton Investment Management Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisors. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

191 S2007 06/07








                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                         APRIL 30, 2007
--------------------------------------------------------------------------------

                                                  A series of Franklin Templeton
                                                  International Trust

--------------------------------------------------------------------------------
          SEMIANNUAL REPORT AND SHAREHOLDER LETTER              GLOBAL
--------------------------------------------------------------------------------

                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
                      TEMPLETON
                GLOBAL LONG-SHORT FUND                Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.

--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ......................................................      1

SEMIANNUAL REPORT

Templeton Global Long-Short Fund ........................................      3

Performance Summary .....................................................      9

Your Fund's Expenses ....................................................     12

Financial Highlights and Statement of Investments .......................     14

Financial Statements ....................................................     21

Notes to Financial Statements ...........................................     24

Meeting of Shareholders .................................................     34

Shareholder Information .................................................     37

--------------------------------------------------------------------------------
Semiannual Report

Templeton Global Long-Short Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Long-Short Fund seeks long-term capital appreciation in both up and down (bull and bear) markets with less volatility than the overall global stock market through a combination of long and short positions of companies located throughout the world.

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

This semiannual report for Templeton Global Long-Short Fund covers the period ended April 30, 2007.

PERFORMANCE OVERVIEW

Templeton Global Long-Short Fund - Class A posted a cumulative total return of +8.09% for the six months under review. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index (the Index), which posted a +12.13% total return for the same period. 1 Since inception on July 31, 2001, the Fund's Class A shares posted a cumulative total return of +43.81% compared with +66.50% for the Index. 2 The Fund's relative volatility, as measured by the annualized standard deviation of monthly returns, was low at just 6.15% since inception. 3 In comparison, the Index's standard deviation during this time was 12.77%. You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

ECONOMIC AND MARKET OVERVIEW

In spite of elevated energy prices, higher global interest rates, a weaker U.S. housing market and restrained U.S. economic growth, the global economy remained resilient throughout the six-month reporting period. Strong consumer

1. Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Standard & Poor's Micropal. As of 4/30/07, the Fund's Class A average annual total return not including sales charges was +6.52% since inception on 7/31/01, compared with the +9.28% average annual total return for the MSCI World Index for the same period. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

3. Standard deviation is a statistical measure of the range of a fund's total return. In general, a high standard deviation means greater volatility.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3
and corporate demand, reasonably low inflation, tight or improving labor markets, and moderate, though higher, global interest rates have consistently supported economic growth since the economic recovery began in 2002.

Overall, the mood in the global equity markets was predominantly positive, but was interrupted in the first quarter of 2007 due to concerns of slower growth. Investors worldwide also pondered the possibility that troubles in the U.S. subprime mortgage market could spread into the broader economy and potentially undermine the pace of global economic and corporate profit growth. However, strong global liquidity and corporate share buybacks continued to support equity prices.

During the reporting period, petrodollars, corporate cash, private equity, household savings and central banks' reserves continued to look for an investment home. Largely as a result, bond yield spreads over U.S. Treasuries narrowed, and equity and commodity markets rose. Narrower corporate credit spreads globally reflected greater risk tolerance, while abundant cash supplies in the capital markets contributed to record global merger and acquisition (M&A) activity.

The total value of deals announced during 2006 as a result of hostile takeovers, private equity buyouts and broad corporate consolidation was $3.8 trillion. 4 Announced deals from private equity alone reached a record $700 billion, almost double the record set in 2005. 5 The trend continued in the first quarter of 2007, with $1.1 trillion spent on M&A activity, 27% higher than in the same period in 2006. 6

With this backdrop, most global equity markets -- including emerging markets that remained a major magnet for global fund flows -- ended the six-month period with double-digit total returns. Stock market indexes in the U.S. and most European countries reached six-year highs, and many emerging market indexes in Asia, Europe and Latin America neared or reached all-time highs during the reporting period.

INVESTMENT STRATEGY

Our investment philosophy is that a combination of long and short equity positions can reduce overall volatility and has the potential to provide positive returns in either up or down markets. We apply a bottom-up, value-oriented,

4. Source: "Can M&A's 'Best of Times' Get Better?," THE WALL STREET JOURNAL, 1/2/07.

5. Sources: Thomson Financial; "TPG tops buy-out league with $101bn," FINANCIAL TIMES, 12/27/06.

6. Source: "Mergers Hit Record, With Few Stop Signs," THE WALL STREET JOURNAL, 4/2/07.


4 | Semiannual Report

EQUITY EXPOSURE
4/30/07
--------------------------------------------------------------------------------
                                                     % OF TOTAL          # OF
                                                     NET ASSETS        POSITIONS
--------------------------------------------------------------------------------
Long Equity Securities                                 93.1%              58
--------------------------------------------------------------------------------
Short Equity Securities                               -22.2%              19
--------------------------------------------------------------------------------
NET EQUITY EXPOSURE                                    70.9% (LONG)
--------------------------------------------------------------------------------

long-term approach, focusing on the market price of a company's securities relative to our evaluation of its long-term earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. For our long positions, we seek stock from companies we believe have strong fundamentals or valuable assets that we think are overlooked by the market. Among our short positions, our strategy is to short the stocks of companies we believe are overvalued by the market where we see the potential for share price decline.

MANAGER'S DISCUSSION

As of April 30, 2007, the Fund's overall exposure as a percent of total net assets was 93.1% long and 22.2% short, for a 70.9% net long exposure and gross equity exposure of 115.3%. For the period under review, the most notable positive contributors to returns were long positions from the Fund's industrials, information technology and consumer discretionary sectors. 7 The main laggards for the period included two short positions in the industrials and consumer staples sectors and one long position from the financials sector. 8

In the industrials sector, our long holding in Siemens represented the single largest positive contributor to Fund returns for the period under review. Siemens is a German-based industrial conglomerate, which recently reported its largest quarterly profit in five years, aided by job reductions during the

7. The industrials sector comprises aerospace and defense, air freight and logistics, airlines, building products, commercial services and supplies, construction and engineering, electrical equipment, industrial conglomerates, machinery, marine, road and rail, trading companies and distributors, and transportation infrastructure in the SOI. The information technology sector comprises communications equipment, computers and peripherals, electronic equipment and instruments, Internet software and services, IT services, office electronics, semiconductors and semiconductor equipment, and software in the SOI. The consumer discretionary sector comprises auto components; automobiles; distributors; diversified consumer services; hotels, restaurants and leisure; household durables; Internet and catalog retail; leisure equipment and products; media; multiline retail; specialty retail; and textiles, apparel and luxury goods in the SOI.

8. The consumer staples sector comprises beverages, food and staples retailing, food products, household products, personal products, and tobacco in the SOI. The financials sector comprises capital markets, commercial banks, consumer finance, diversified financial services, insurance, and thrifts and mortgage finance in the SOI.

PORTFOLIO BREAKDOWN
4/30/07
--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------

Long Positions                                                           93.1%
--------------------------------------------------------------------------------
Short Positions                                                         -22.2%
--------------------------------------------------------------------------------
Short-Term Investments                                                   10.2%
--------------------------------------------------------------------------------
Other Assets, less Liabilities                                           18.9%
--------------------------------------------------------------------------------


                                                           Semiannual Report | 5

SECTOR/INDUSTRY BREAKDOWN
Based on Total Net Assets as of 4/30/07
--------------------------------------------------------------------------------
                                                                     NET EQUITY
                                                  LONG %   SHORT %   EXPOSURE %
--------------------------------------------------------------------------------
Commercial Banks                                   12.8%      0.0%      12.8%
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                         7.3%      0.0%       7.3%
--------------------------------------------------------------------------------
Pharmaceuticals                                     6.4%      0.0%       6.4%
--------------------------------------------------------------------------------
Software                                            6.2%      0.0%       6.2%
--------------------------------------------------------------------------------
Industrial Conglomerates                            5.4%      0.0%       5.4%
--------------------------------------------------------------------------------
Media                                               5.4%     -0.3%       5.1%
--------------------------------------------------------------------------------
Leisure Equipment & Products                        4.2%      0.0%       4.2%
--------------------------------------------------------------------------------
Energy Equipment & Services                         4.0%     -0.1%       3.9%
--------------------------------------------------------------------------------
Diversified Telecommunication Services              3.8%      0.0%       3.8%
--------------------------------------------------------------------------------
Commercial Services & Supplies                      3.0%      0.0%       3.0%
--------------------------------------------------------------------------------
Semiconductors & Semiconductor Equipment            2.9%      0.0%       2.9%
--------------------------------------------------------------------------------
Specialty Retail                                    2.4%      0.0%       2.4%
--------------------------------------------------------------------------------
Insurance                                           4.2%     -1.9%       2.3%
--------------------------------------------------------------------------------
Office Electronics                                  1.9%      0.0%       1.9%
--------------------------------------------------------------------------------
Capital Markets                                     2.8%     -0.9%       1.9%
--------------------------------------------------------------------------------
Communications Equipment                            1.8%      0.0%       1.8%
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                    1.7%      0.0%       1.7%
--------------------------------------------------------------------------------
Health Care Equipment & Supplies                    1.4%      0.0%       1.4%
--------------------------------------------------------------------------------
Aerospace & Defense                                 2.4%     -1.0%       1.4%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                       3.8%     -2.7%       1.1%
--------------------------------------------------------------------------------
Diversified Consumer Services                       1.1%      0.0%       1.1%
--------------------------------------------------------------------------------
Food & Staples Retailing                            1.0%      0.0%       1.0%
--------------------------------------------------------------------------------
Automobiles                                         1.5%     -0.5%       1.0%
--------------------------------------------------------------------------------
Auto Components                                     0.7%      0.0%       0.7%
--------------------------------------------------------------------------------
Household Durables                                  0.6%      0.0%       0.6%
--------------------------------------------------------------------------------
Computers & Peripherals                             0.5%      0.0%       0.5%
--------------------------------------------------------------------------------
IT Services                                         1.2%     -1.5%      -0.3%
--------------------------------------------------------------------------------
Building Products                                   0.0%     -0.6%      -0.6%
--------------------------------------------------------------------------------
Thrifts & Mortgage Finance                          0.0%     -0.8%      -0.8%
--------------------------------------------------------------------------------
Airlines                                            0.0%     -0.9%      -0.9%
--------------------------------------------------------------------------------
Marine                                              0.0%     -1.0%      -1.0%
--------------------------------------------------------------------------------
Beverages                                           0.0%     -1.3%      -1.3%
--------------------------------------------------------------------------------
Diversified Financial Services                      2.7%     -8.7%      -6.0%
--------------------------------------------------------------------------------
TOTAL                                              93.1%    -22.2%      70.9%
--------------------------------------------------------------------------------


6 | Semiannual Report
company's fiscal second quarter. Siemens shares also made gains due to an analyst upgrade of the stock and an increased price target.

Within information technology, the Fund's long position in Taiwanese communication equipment company D-Link positively impacted performance during the period. The company's stock received an analyst upgrade, and U.S.-based software maker Microsoft chose to sell D-Link's telephone hardware in conjunction with one of its new products.

In the consumer discretionary sector, a long exposure to U.K.-based consumer services company Compass Group benefited the Fund. Compass shares rose on news that, after winning more profitable contracts, its five-month sales to March 2007 exceeded forecasts. Additionally, the company's share price climbed after an announcement of a share repurchase program start date.

It is also important to remember the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended April 30, 2007, the U.S. dollar declined in value relative to most non-U.S. currencies. As a result, the Fund's performance was positively affected by the portfolio's substantial investment in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Within the industrials sector, the Fund's short exposure to Denmark-based marine company A.P. Moller - Maersk detracted from performance. Company shares posted their steepest climb in more than three years after the stock was upgraded. Analysts also raised the company's share price target due to higher valuations for its port assets, improved hire rates for its ships and an expected demand increase for shipments between Asia and Europe.

In the consumer staples sector, a short position in U.K.-based brewer SABMiller negatively impacted returns as its share price appreciated for several reasons. SABMiller announced it sold 10% more beer in its past fiscal year, excluding the effects of acquisitions, as South American and Chinese demand rose. Additionally, shares rose in value when management announced it would continue to expand in China, the world's largest beer market, by acquiring two breweries in the region. News that its rival, InBev, was holding merger talks with Anheuser Busch also led to share price appreciation during the period.

TOP 10 LONG POSITIONS
4/30/07

--------------------------------------------------------------------------------
COMPANY                                                              % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
Siemens AG                                                                 2.9%
   INDUSTRIAL CONGLOMERATES, GERMANY
--------------------------------------------------------------------------------
Microsoft Corp.                                                            2.9%
   SOFTWARE, U.S.
--------------------------------------------------------------------------------
Telenor ASA                                                                2.8%
   DIVERSIFIED TELECOMMUNICATION
   SERVICES, NORWAY
--------------------------------------------------------------------------------
UniCredito Italiano SpA                                                    2.6%
   COMMERCIAL BANKS, ITALY
--------------------------------------------------------------------------------
ING Groep NV                                                               2.5%
   DIVERSIFIED FINANCIAL SERVICES,
   NETHERLANDS
--------------------------------------------------------------------------------
GlaxoSmithKline PLC                                                        2.5%
   PHARMACEUTICALS, U.K.
--------------------------------------------------------------------------------
Tyco International Ltd.                                                    2.4%
   INDUSTRIAL CONGLOMERATES, U.S.
--------------------------------------------------------------------------------
BAE Systems PLC                                                            2.4%
   AEROSPACE & DEFENSE, U.K.
--------------------------------------------------------------------------------
News Corp., A                                                              2.3%
   MEDIA, U.S.
--------------------------------------------------------------------------------
American International Group Inc.                                          2.3%
   INSURANCE, U.S.
--------------------------------------------------------------------------------


                                                           Semiannual Report | 7

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 4/30/07

--------------------------------------------------------------------------------
                                                                     NET EQUITY
REGION                                            LONG %   SHORT %   EXPOSURE %
--------------------------------------------------------------------------------
Europe                                             38.0%     -4.9%      33.1%
--------------------------------------------------------------------------------
North America                                      32.1%    -12.1%      20.0%
--------------------------------------------------------------------------------
Asia                                               21.5%     -4.7%      16.8%
--------------------------------------------------------------------------------
Middle East & Africa                                1.5%      0.0%       1.5%
--------------------------------------------------------------------------------
Australia & New Zealand                             0.0%     -0.5%      -0.5%
--------------------------------------------------------------------------------
Short-Term Investments & Other Net Assets          29.1%      0.0%      29.1%
--------------------------------------------------------------------------------

In the financials sector, the Fund's long exposure to Japanese diversified bank Mitsubishi UFJ Financial Group hampered performance as the company's stock price declined following investor skepticism regarding prospects for higher loan volumes and net interest margins.

Thank you for your continued participation in Templeton Global Long-Short Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]      /s/ Dale A. Winner

                     Dale A. Winner, CFA
                     Portfolio Manager
                     Templeton Global Long-Short Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2007, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Semiannual Report

Performance Summary as of 4/30/07

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
CLASS A (SYMBOL: TLSAX)                             CHANGE   4/30/07   10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.74    $13.73     $12.99
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.1848
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.1236
--------------------------------------------------------------------------------
   TOTAL                                 $0.3084
--------------------------------------------------------------------------------
CLASS B (SYMBOL: TLSBX)                             CHANGE   4/30/07   10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.78    $13.53     $12.75
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.0815
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.1236
--------------------------------------------------------------------------------
   TOTAL                                 $0.2051
--------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                         CHANGE   4/30/07   10/31/06
--------------------------------------------------------------------------------
Net Asset Value (NAV)                               +$0.72    $13.72     $13.00
--------------------------------------------------------------------------------
DISTRIBUTIONS (11/1/06-4/30/07)
--------------------------------------------------------------------------------
Dividend Income                          $0.2146
--------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.1236
--------------------------------------------------------------------------------
   TOTAL                                 $0.3382
--------------------------------------------------------------------------------


                                                           Semiannual Report | 9

PERFORMANCE 1

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; ADVISOR
CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------
CLASS A                                         6-MONTH    1-YEAR    5-YEAR   INCEPTION (7/31/01)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         +8.09%    +9.95%   +33.15%          +43.81%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                     +1.90%    +3.63%    +4.64%           +5.43%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $10,190   $10,363   $12,548          $13,554
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5                          +3.04%    +4.23%           +4.88%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6    1.63%
-------------------------------------------------------------------------------------------------
CLASS B                                         6-MONTH    1-YEAR    5-YEAR   INCEPTION (7/31/01)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         +7.79%    +9.16%   +28.54%          +38.43%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                     +3.79%    +5.16%    +4.82%           +5.69%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $10,379   $10,516   $12,654          $13,743
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5                          +4.63%    +4.42%           +5.15%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6    2.35%
-------------------------------------------------------------------------------------------------
ADVISOR CLASS 7                                 6-MONTH    1-YEAR    5-YEAR   INCEPTION (7/31/01)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 2                         +8.33%   +10.28%   +34.37%          +45.12%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 3                     +8.33%   +10.28%    +6.09%           +6.69%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 4                   $10,833   $11,028   $13,437          $14,512
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/07) 5                          +9.68%    +5.66%           +6.15%
-------------------------------------------------------------------------------------------------
   Total Annual Operating Expenses 6    1.35%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


10 | Semiannual Report

ENDNOTES

THE FUND'S INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH THE FUND'S LONG-SHORT INVESTMENT STRATEGY, MARKET CONDITIONS, CURRENCY EXCHANGE RATES AND THE ECONOMIC, SOCIAL AND POLITICAL CLIMATES OF COUNTRIES WHERE THE FUND INVESTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. IN ADDITION, HISTORICALLY, SMALL-CAP STOCKS HAVE PROVEN MORE VOLATILE THAN LARGE-CAP SECURITIES, ESPECIALLY OVER THE SHORT TERM. ALTHOUGH THE FUND INTENDS TO REDUCE RISK BY HAVING BOTH LONG AND SHORT POSITIONS, IT IS POSSIBLE THE FUND'S LONG POSITIONS WILL DECLINE IN VALUE AT THE SAME TIME THE VALUE OF STOCKS SOLD SHORT INCREASES, THEREBY INCREASING THE POTENTIAL FOR LOSS. ALSO, THE FUND MAY NOT ALWAYS BE ABLE TO COVER A SHORT POSITION AT A PARTICULAR TIME OR AT AN ACCEPTABLE PRICE; LOSSES FROM SHORT SALES MAY BE UNLIMITED. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Past expense reductions by the Fund's manager increased the Fund's total returns. If the manager had not taken this action, the Fund's total returns would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund's prospectus current as of the date of this report.

7. Effective 8/2/04, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/2/04, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/1/04, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 8/2/04 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +33.26% and +11.04%.


                                                          Semiannual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                     VALUE 11/1/06       VALUE 4/30/07   PERIOD* 11/1/06-4/30/07
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000          $1,080.90              $ 9.60
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000          $1,015.57              $ 9.30
--------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000          $1,077.90              $13.19
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000          $1,012.10              $12.77
--------------------------------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------
Actual                                            $1,000          $1,083.30              $ 8.06
--------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000          $1,017.06              $ 7.80
--------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio for each class (A: 1.86%;
B: 2.56%; and Advisor: 1.56%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 13

Franklin Templeton International Trust

FINANCIAL HIGHLIGHTS

TEMPLETON GLOBAL LONG-SHORT FUND

                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    APRIL 30, 2007                         YEAR ENDED OCTOBER 31,
CLASS A                                               (UNAUDITED)           2006         2005         2004        2003        2002
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............      $   12.99       $   11.36     $  11.21     $  10.70     $ 10.17    $  10.14
                                                   ---------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...............           0.07            0.22         0.12         0.11       (0.05)      (0.02)
   Net realized and unrealized gains (losses) ...           0.98            1.56         0.15         0.40        0.58        0.05
                                                   ---------------------------------------------------------------------------------
Total from investment operations ................           1.05            1.78         0.27         0.51        0.53        0.03
                                                   ---------------------------------------------------------------------------------
Less distributions from:
   Net investment income ........................          (0.19)          (0.15)       (0.12)          --          --          --
   Net realized gain ............................          (0.12)             --           --           --          --          --
                                                   ---------------------------------------------------------------------------------
Total distributions .............................          (0.31)          (0.15)       (0.12)          --          --          --
                                                   ---------------------------------------------------------------------------------
Redemption fees .................................             -- d            -- d         -- d         -- d        --          --
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ..................      $   13.73       $   12.99     $  11.36     $  11.21     $ 10.70    $  10.17
                                                   ---------------------------------------------------------------------------------

Total return c ..................................           8.09%          15.93%        2.37%        4.77%       5.21%       0.30%

RATIOS TO AVERAGE NET ASSETS
   Expenses before waiver and payments by
      affiliates ................................           1.86% e         1.63%        1.58%        1.52%       2.87%       2.83%
   Expenses net of waiver and payments by
      affiliates ................................           1.86% e,f       1.63% f      1.58% f      1.33% f     2.87%       2.59%
   Net investment income (loss) .................           1.10% e         1.80%        1.09%        0.98%      (0.50)%     (0.21)%
   Ratios to average net assets, excluding
      dividend expense on securities sold short:
   Expenses before waiver and payments by
      affiliates ................................           1.44% e         1.36%        1.23%        1.30%       2.46%       2.63%
   Expenses net of waiver and payments by
      affiliates ................................           1.44% e,f       1.36% f      1.23% f      1.11% f     2.46%       2.39%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............      $ 187,573       $ 141,335     $ 92,835     $113,850     $93,194    $109,790
Portfolio turnover rate .........................          43.27%         133.06%      111.52%      200.64%     471.22%     572.56%
Portfolio turnover rate excluding short sales ...          18.31%          66.20%       71.34%       74.62%     175.68%     196.67%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Amount rounds to less than $0.01 per share.

e Annualized.

f Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

                                                   ---------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                    APRIL 30, 2007                         YEAR ENDED OCTOBER 31,
CLASS B                                               (UNAUDITED)           2006         2005         2004        2003        2002
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ............      $   12.75       $   11.14     $  10.98     $  10.55     $ 10.10    $  10.13
                                                   ---------------------------------------------------------------------------------
Income from investment operations a:
   Net investment income (loss) b ...............           0.02            0.14         0.04         0.03       (0.12)      (0.09)
   Net realized and unrealized gains (losses) ...           0.96            1.53         0.14         0.40        0.57        0.06
                                                   ---------------------------------------------------------------------------------
Total from investment operations ................           0.98            1.67         0.18         0.43        0.45       (0.03)
                                                   ---------------------------------------------------------------------------------
Less distributions from:
   Net investment income ........................          (0.08)          (0.06)       (0.02)          --          --          --
   Net realized gain ............................          (0.12)             --           --           --          --          --
                                                   ---------------------------------------------------------------------------------
Total distributions .............................          (0.20)          (0.06)       (0.02)          --          --          --
                                                   ---------------------------------------------------------------------------------
Redemption fees .................................             -- d            -- d         -- d         -- d        --          --
                                                   ---------------------------------------------------------------------------------
Net asset value, end of period ..................      $   13.53       $   12.75     $  11.14     $  10.98     $ 10.55    $  10.10
                                                   ---------------------------------------------------------------------------------

Total return c ..................................           7.79%          14.95%        1.76%        4.08%       4.55%     (0.30)%

RATIOS TO AVERAGE NET ASSETS
   Expenses before waiver and payments by
      affiliates ................................           2.56% e         2.35%        2.28%        2.19%       3.57%       3.49%
   Expenses net of waiver and payments by
      affiliates ................................           2.56% e,f       2.35% f      2.28% f      2.00% f     3.57%       3.25%
   Net investment income (loss) .................           0.40% e         1.08%        0.39%        0.31%      (1.20)%     (0.87)%
   Ratios to average net assets, excluding
      dividend expense on securities sold short:
   Expenses before waiver and payments by
      affiliates ................................           2.14% e         2.08%        1.93%        1.97%       3.16%       3.29%
   Expenses net of waiver and payments by
      affiliates ................................           2.14% e,f       2.08% f      1.93% f      1.78% f     3.16%       3.05%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ...............      $  34,304       $  34,799     $ 36,590     $ 44,202     $46,270    $ 50,190
Portfolio turnover rate .........................          43.27%         133.06%      111.52%      200.64%     471.22%     572.56%
Portfolio turnover rate excluding short sales ...          18.31%          66.20%       71.34%       74.62%     175.68%     196.67%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d Amount rounds to less than $0.01 per share.

e Annualized.

f Benefit of expense reduction rounds to less than 0.01%.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

                                                      ------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       APRIL 30, 2007             YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                           (UNAUDITED)            2006         2005       2004 g
                                                      ------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..............       $   13.00       $   11.37     $  11.22     $  10.89
                                                      ------------------------------------------------------------
Income from investment operations a:
   Net investment income b ........................            0.09            0.26         0.19         0.03
   Net realized and unrealized gains (losses) .....            0.97            1.56         0.12         0.30
                                                      ------------------------------------------------------------
Total from investment operations ..................            1.06            1.82         0.31         0.33
                                                      ------------------------------------------------------------
Less distributions from:
   Net investment income ..........................           (0.22)          (0.19)       (0.16)          --
   Net realized gains .............................           (0.12)             --           --           --
                                                      ------------------------------------------------------------
Total distributions ...............................           (0.34)          (0.19)       (0.16)          --
                                                      ------------------------------------------------------------
Redemption fees ...................................              -- d            -- d         -- d         -- d
                                                      ------------------------------------------------------------
Net asset value, end of period ....................       $   13.72       $   13.00     $  11.37     $  11.22
                                                      ============================================================

Total return c ....................................            8.33%          16.19%        2.75%        3.03%

RATIOS TO AVERAGE NET ASSETS
   Expenses before waiver and payments by
      affiliates ..................................            1.56% e         1.35%        1.28%        1.20% e
   Expenses net of waiver and payments by
      affiliates ..................................            1.56% e,f       1.35% f      1.28% f      1.01% e,f
   Net investment income ..........................            1.40% e         2.08%        1.39%        1.30% e
   Ratios to average net assets, excluding dividend
      expense on securities sold short:
   Expenses before waiver and payments by
      affiliates ..................................            1.14% e         1.08%        0.93%        0.98% e
   Expenses net of waiver and payments by
      affiliates ..................................            1.14% e,f       1.08% f      0.93% f      0.79% e,f

SUPPLEMENTAL DATA
Net assets, end of period (000's) .................       $   4,390       $   3,654     $  3,096     $    366
Portfolio turnover rate ...........................           43.27%         133.06%      111.52%      200.64%
Portfolio turnover rate excluding short sales .....           18.31%          66.20%       71.34%       74.62%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return is not annualized for periods less than one year.

d Amount rounds to less than $0.01 per share.

e Annualized.

f Benefit of expense reduction rounds to less than 0.01%.

g For the period August 2, 2004 (effective date) to October 31, 2004.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton International Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL LONG-SHORT FUND                                 INDUSTRY                             SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 93.1%
      COMMON STOCKS 92.9%
      FRANCE 1.0%
      France Telecom SA ............................    Diversified Telecommunication Services               77,960   $   2,296,835
                                                                                                                      -------------
      GERMANY 7.2%
      Bayerische Motoren Werke AG ..................                 Automobiles                             53,860       3,341,190
      Commerzbank AG ...............................               Commercial Banks                          78,840       3,951,599
    a Infineon Technologies AG .....................   Semiconductors & Semiconductor Equipment             147,270       2,305,064
      Siemens AG ...................................           Industrial Conglomerates                      54,720       6,663,632
                                                                                                                      -------------
                                                                                                                         16,261,485
                                                                                                                      -------------
      INDIA 1.2%
      Satyam Computer Services Ltd. ................                 IT Services                            237,780       2,740,741
                                                                                                                      -------------
      ISRAEL 1.5%
      Check Point Software Technologies Ltd. .......                   Software                             140,876       3,317,630
                                                                                                                      -------------
      ITALY 4.1%
      Eni SpA ......................................         Oil, Gas & Consumable Fuels                     99,448       3,315,315
      UniCredito Italiano SpA ......................               Commercial Banks                         574,930       5,946,885
                                                                                                                      -------------
                                                                                                                          9,262,200
                                                                                                                      -------------
      JAPAN 10.0%
      FUJIFILM Holdings Corp. ......................         Leisure Equipment & Products                   116,300       4,849,079
      Konica Minolta Holdings Ltd. .................              Office Electronics                        317,500       4,375,460
      Mitsubishi UFJ Financial Group Inc. ..........               Commercial Banks                             310       3,244,307
      Olympus Corp. ................................       Health Care Equipment & Supplies                  93,000       3,270,261
      Sohgo Security Services Co. Ltd. .............        Commercial Services & Supplies                  167,700       3,243,361
      Sumitomo Mitsui Financial Group Inc. .........               Commercial Banks                             239       2,101,055
      Takeda Pharmaceutical Co. Ltd. ...............               Pharmaceuticals                           23,830       1,552,222
                                                                                                                      -------------
                                                                                                                         22,635,745
                                                                                                                      -------------
      NETHERLANDS 2.5%
      ING Groep NV .................................        Diversified Financial Services                  124,540       5,717,027
                                                                                                                      -------------
      NORWAY 2.8%
      Telenor ASA ..................................    Diversified Telecommunication Services              340,960       6,373,379
                                                                                                                      -------------
      SOUTH KOREA 6.2%
      Halla Climate Control Corp. ..................               Auto Components                          152,390       1,579,807
      Hana Financial Group Inc. ....................               Commercial Banks                          59,691       3,142,138
      LG Electronics Inc. ..........................              Household Durables                         21,720       1,460,678
      Samsung Electronics Co. Ltd. .................   Semiconductors & Semiconductor Equipment               6,730       4,149,992
      Shinhan Financial Group Co. Ltd. .............               Commercial Banks                          67,410       3,830,895
                                                                                                                      -------------
                                                                                                                         14,163,510
                                                                                                                      -------------
      TAIWAN 4.0%
    b Compal Electronics Inc., GDR, Reg S ..........           Computers & Peripherals                      235,871       1,051,985
      D-Link Corp. .................................           Communications Equipment                   2,197,360       4,076,086
      Giant Manufacturing Co. Ltd. .................         Leisure Equipment & Products                   671,000       1,093,644
      Mega Financial Holding Co. Ltd. ..............               Commercial Banks                       4,510,000       2,876,664
                                                                                                                      -------------
                                                                                                                          9,098,379
                                                                                                                      -------------


                                                          Semiannual Report | 17

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL LONG-SHORT FUND                                INDUSTRY                          SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS (CONTINUED)
      UNITED KINGDOM 20.3%
      Amvescap PLC .................................              Capital Markets                           231,450   $   2,735,260
      BAE Systems PLC ..............................            Aerospace & Defense                         582,814       5,325,988
      BP PLC .......................................        Oil, Gas & Consumable Fuels                     389,959       4,409,664
      British Sky Broadcasting Group PLC ...........                   Media                                215,882       2,482,209
      Compass Group PLC ............................       Hotels, Restaurants & Leisure                    682,390       4,973,753
      GlaxoSmithKline PLC ..........................              Pharmaceuticals                           193,762       5,614,240
      Group 4 Securicor PLC ........................       Commercial Services & Supplies                   770,550       3,559,318
      Kingfisher PLC ...............................              Specialty Retail                          408,880       2,228,006
      Pearson PLC ..................................                   Media                                263,929       4,546,701
      Royal Bank of Scotland Group PLC .............              Commercial Banks                           98,903       3,816,988
      Royal Dutch Shell PLC, B .....................        Oil, Gas & Consumable Fuels                     106,756       3,789,175
      William Morrison Supermarkets PLC ............          Food & Staples Retailing                      386,494       2,372,658
                                                                                                                      -------------
                                                                                                                         45,853,960
                                                                                                                      -------------
      UNITED STATES 32.1%
    c American International Group Inc. ............                 Insurance                               73,860       5,163,553
    a Apollo Group Inc., A .........................       Diversified Consumer Services                     50,230       2,375,879
  a,c Bristow Group Inc. ...........................        Energy Equipment & Services                     112,940       4,246,544
    c Carnival Corp. ...............................       Hotels, Restaurants & Leisure                     72,550       3,546,970
      Chico's FAS Inc. .............................              Specialty Retail                          123,730       3,261,523
    c El Paso Corp. ................................        Oil, Gas & Consumable Fuels                     330,410       4,956,150
    a Input/Output Inc. ............................        Energy Equipment & Services                     346,690       4,850,193
    a Leapfrog Enterprises Inc. ....................        Leisure Equipment & Products                    317,360       3,478,266
      Liz Claiborne Inc. ...........................      Textiles, Apparel & Luxury Goods                   85,370       3,817,746
    c Merck & Co. Inc. .............................              Pharmaceuticals                            81,410       4,187,730
    c Merrill Lynch & Co. Inc. .....................              Capital Markets                            40,930       3,693,114
    c Microsoft Corp. ..............................                  Software                              222,460       6,660,452
    c News Corp., A ................................                   Media                                230,870       5,169,179
  a,c Oracle Corp. .................................                  Software                              217,760       4,093,888
      Pfizer Inc. ..................................              Pharmaceuticals                           121,530       3,215,684
    c Torchmark Corp. ..............................                 Insurance                               64,750       4,422,425
    c Tyco International Ltd. ......................          Industrial Conglomerates                      166,890       5,445,621
                                                                                                                      -------------
                                                                                                                         72,584,917
                                                                                                                      -------------
      TOTAL COMMON STOCKS
         (COST $163,631,848) .......................                                                                    210,305,808
                                                                                                                      -------------

                                                                                                  -----------------
                                                                                                      CONTRACTS
                                                                                                  -----------------
      OPTIONS PURCHASED 0.2%
      UNITED KINGDOM 0.1%
      FTSE 100 Index, Jun. 6125.00 Puts, 6/15/07 ...       Diversified Financial Services                       405         319,894
                                                                                                                      -------------
      UNITED STATES 0.1%
      S & P 500 Index, Jun. 1400.00 Puts, 6/16/07 ..       Diversified Financial Services                       333         223,110
                                                                                                                      -------------
      TOTAL OPTIONS PURCHASED
         (COST $2,410,232) .........................                                                                        543,004
                                                                                                                      -------------
      TOTAL LONG TERM INVESTMENTS
         (COST $166,042,080) .......................                                                                    210,848,812
                                                                                                                      -------------


18 | Semiannual Report

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL LONG-SHORT FUND                                INDUSTRY                     PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      SHORT TERM INVESTMENT
         (COST $22,995,000) 10.2%
      TIME DEPOSIT 10.2%
      UNITED STATES 10.2%
      Royal Bank of Scotland PLC, Time Deposit,
         5.28%, 5/1/07 .............................                                                 $  22,995,000    $  22,995,000
                                                                                                                      -------------
      TOTAL INVESTMENTS (COST $189,037,080)
         103.3% ....................................                                                                    233,843,812
      OPTIONS WRITTEN (0.1)% .......................                                                                       (246,205)
      SECURITIES SOLD SHORT (22.1)% ................                                                                    (50,073,339)
      OTHER ASSETS, LESS LIABILITIES 18.9% .........                                                                     42,743,459
                                                                                                                      -------------
      NET ASSETS 100.0% ............................                                                                  $ 226,267,727
                                                                                                                      =============

                                                                                                  ----------------
                                                                                                      CONTRACTS
                                                                                                  ----------------
    d OPTIONS WRITTEN (PREMIUM RECEIVED $90,661) 0.1%
      UNITED KINGDOM 0.1%
      Input/Output Inc., May 12.50 Calls, 5/19/07 ..        Energy Equipment & Services                      1,201    $     246,205
                                                                                                                      -------------

                                                                                                  ----------------
                                                                                                       SHARES
                                                                                                  ----------------
    e SECURITIES SOLD SHORT 22.1%
      AUSTRALIA 0.5%
      Foster's Group Ltd. ..........................                 Beverages                             209,550        1,111,993
                                                                                                                      -------------
      DENMARK 1.0%
    a A.P. Moller - Maersk AS ......................                   Marine                                  200        2,282,009
                                                                                                                      -------------
      HONG KONG 0.9%
      Cathay Pacific Airways Ltd. ..................                  Airlines                             791,000        2,057,776
                                                                                                                      -------------
      INDIA 1.5%
      Infosys Technologies Ltd., ADR ...............                IT Services                             63,250        3,311,138
                                                                                                                      -------------
      JAPAN 2.3%
      Toto Ltd. ....................................             Building Products                         143,000        1,358,883
      iShares MSCI Japan Index Fund ................       Diversified Financial Services                  274,028        3,910,380
                                                                                                                      -------------
                                                                                                                          5,269,263
                                                                                                                      -------------
      SOUTH AFRICA 0.8%
      SABMiller PLC ................................                 Beverages                              80,960        1,926,511
                                                                                                                      -------------
      UNITED STATES 15.1%
      The Goldman Sachs Group Inc. .................              Capital Markets                            9,960        2,177,356
      Northrop Grumman Corp. .......................            Aerospace & Defense                         29,210        2,151,024
      General Motors Corp. .........................                Automobiles                             33,240        1,038,085
      Washington Mutual Inc. .......................         Thrifts & Mortgage Finance                     42,560        1,786,669
      Chubb Corp. ..................................                 Insurance                              82,410        4,436,130
      Brinker International Inc. ...................       Hotels, Restaurants & Leisure                    90,750        2,822,325
    a Starbucks Corp. ..............................       Hotels, Restaurants & Leisure                   105,560        3,274,471
    a Sirius Satellite Radio Inc. ..................                   Media                               199,560          590,698
      Powershares QQQ Nasdaq 100 ...................       Diversified Financial Services                   42,794        1,986,925
      SPDR Trust Series 1 ..........................       Diversified Financial Services                   46,395        6,879,915
      iShares MSCI Germany Index Fund ..............       Diversified Financial Services                  222,008        6,971,051
                                                                                                                      -------------
                                                                                                                         34,114,649
                                                                                                                      -------------


                                                          Semiannual Report | 19

Franklin Templeton International Trust

-----------------------------------------------------------------------------------------------------------------------------------
      TEMPLETON GLOBAL LONG-SHORT FUND                                                                                    VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      TOTAL SECURITIES SOLD SHORT
         (PROCEEDS $47,425,076) ....................                                                                  $  50,073,339
                                                                                                                      -------------

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
GDR - Global Depository Receipt

a Non-income producing for the twelve months ended April 30, 2007.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At April 30, 2007, the value of this security was $1,051,985, representing 0.46% of net assets.

c Security segregated with broker for securities sold short.

d See Note 1(d) regarding written options.

e See Note 1(e) regarding securities sold short.


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Templeton International Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2007 (unaudited)

                                                                               ----------------
                                                                               TEMPLETON GLOBAL
                                                                                LONG-SHORT FUND
                                                                               ----------------
Assets:
   Investments in securities:
      Cost .................................................................      $ 189,037,080
                                                                               ================
      Value ................................................................      $ 233,843,812
   Cash ....................................................................              3,776
   Cash on deposit with broker for securities sold short ...................         33,975,687
   Foreign currency, at value (cost $46,388) ...............................             47,795
   Receivables:
      Investment securities sold ...........................................          5,499,729
      Capital shares sold ..................................................          3,825,484
      Dividends and interest ...............................................            645,466
                                                                               ----------------
         Total assets ......................................................        277,841,749
                                                                               ----------------
Liabilities:
   Payables:
      Capital shares redeemed ..............................................            690,843
      Affiliates ...........................................................            282,547
   Options written, at value (premiums received $90,661) ...................            246,205
   Securities sold short, at value (proceeds $47,425,076) ..................         50,073,339
   Deferred tax ............................................................            125,341
   Accrued expenses and other liabilities ..................................            155,747
                                                                               ----------------
         Total liabilities .................................................         51,574,022
                                                                               ================
            Net assets, at value ...........................................      $ 226,267,727
                                                                               ================
Net assets consist of:
      Paid-in capital ......................................................      $ 181,666,597
      Undistributed net investment income ..................................            816,776
      Net unrealized appreciation (depreciation) ...........................         41,816,393
      Accumulated net realized gain (loss) .................................          1,967,961
                                                                               ----------------
            Net assets, at value ...........................................      $ 226,267,727
                                                                               ================
CLASS A:
   Net assets, at value ....................................................      $ 187,573,424
                                                                               ================
   Shares outstanding ......................................................         13,662,609
                                                                               ================
   Net asset value per share a .............................................      $       13.73
                                                                               ================
   Maximum offering price per share (net asset value per share / 94.25%) ...      $       14.57
                                                                               ================
CLASS B:
   Net assets, at value ....................................................      $  34,304,359
                                                                               ================
   Shares outstanding ......................................................          2,535,700
                                                                               ================
   Net asset value and maximum offering price per share a ..................      $       13.53
                                                                               ================
ADVISOR CLASS:
   Net assets, at value ....................................................      $   4,389,944
                                                                               ================
   Shares outstanding ......................................................            319,855
                                                                               ================
   Net asset value and maximum offering price per share a ..................      $       13.72
                                                                               ================

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                         Semiannual Report |
The accompanying notes are an integral part of these financial statements. | 21

Franklin Templeton International Trust

STATEMENT OF OPERATIONS
for the six months ended April 30, 2007 (unaudited)

                                                                                     ----------------
                                                                                     TEMPLETON GLOBAL
                                                                                      LONG-SHORT FUND
                                                                                     ----------------
Investment income:
   Dividends (net of foreign taxes of $81,139) ...................................       $  1,588,052
   Interest ......................................................................          1,350,552
                                                                                     ----------------
         Total investment income .................................................          2,938,604
                                                                                     ----------------
Expenses:
   Management fees (Note 3a) .....................................................            676,403
   Administrative fees (Note 3b) .................................................            197,242
   Distribution fees (Note 3c)

      Class A ....................................................................            238,570
      Class B ....................................................................            169,489
   Transfer agent fees (Note 3e) .................................................            164,732
   Custodian fees (Note 4) .......................................................             28,927
   Reports to shareholders .......................................................             22,947
   Registration and filing fees ..................................................             32,104
   Professional fees .............................................................             27,675
   Trustees' fees and expenses ...................................................              1,820
   Dividends on securities sold short ............................................            406,741
   Other .........................................................................              5,679
                                                                                     ----------------
         Total expenses ..........................................................          1,972,329
         Expense reductions (Note 4) .............................................             (3,059)
                                                                                     ----------------
            Net expenses .........................................................          1,969,270
                                                                                     ----------------
               Net investment income .............................................            969,334
                                                                                     ----------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ................................................................          5,651,896
      Foreign currency transactions ..............................................            (62,814)
      Securities sold short ......................................................         (3,424,737)
                                                                                     ----------------
            Net realized gain (loss) .............................................          2,164,345
                                                                                     ----------------
   Net change in unrealized appreciation (depreciation) on:

      Investments ................................................................         12,548,469
      Translation of assets and liabilities denominated in foreign currencies                   6,636
   Change in deferred taxes on unrealized appreciation (depreciation) ............            (25,076)
                                                                                     ----------------
         Net change in unrealized appreciation (depreciation) ....................         12,530,029
                                                                                     ----------------
Net realized and unrealized gain (loss) ..........................................         14,694,374
                                                                                     ----------------
Net increase (decrease) in net assets resulting from operations ..................       $ 15,663,708
                                                                                     ================


22| The accompanying notes are an integral part of these financial statements.
  | Semiannual Report

Franklin Templeton International Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             ------------------------------------
                                                                                                TEMPLETON GLOBAL LONG-SHORT FUND
                                                                                             ------------------------------------
                                                                                             SIX MONTHS ENDED
                                                                                              APRIL 30, 2007       YEAR ENDED
                                                                                                (UNAUDITED)     OCTOBER 31, 2006
                                                                                             ------------------------------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .............................................................      $      969,334      $   2,416,949
      Net realized gain (loss) from investments, foreign currency transactions, and
         securities sold short ..........................................................           2,164,345          2,592,099
      Net change in unrealized appreciation (depreciation) on investments, translation of
         assets and liabilities denominated in foreign currencies and deferred taxes ....          12,530,029         15,617,753
                                                                                             ------------------------------------
         Net increase (decrease) in net assets resulting from operations ................          15,663,708         20,626,801
                                                                                             ------------------------------------
   Distributions to shareholders from:
      Net investment income:
         Class A ........................................................................          (2,077,211)        (1,208,160)
         Class B ........................................................................            (216,164)          (188,841)
         Advisor Class ..................................................................             (65,008)           (52,496)
      Net realized gains:
         Class A ........................................................................          (1,396,027)                --
         Class B ........................................................................            (327,826)                --
         Advisor Class ..................................................................             (37,441)                --
                                                                                             ------------------------------------
   Total distributions to shareholders ..................................................          (4,119,677)        (1,449,497)
                                                                                             ------------------------------------
   Capital share transactions: (Note 2)
         Class A ........................................................................          36,929,698         34,618,415
         Class B ........................................................................          (2,519,551)        (6,644,926)
         Advisor Class ..................................................................             523,269            114,055
                                                                                             ------------------------------------
   Total capital share transactions .....................................................          34,933,416         28,087,544
                                                                                             ------------------------------------
   Redemption fees ......................................................................               1,863              2,285
                                                                                             ------------------------------------
            Net increase (decrease) in net assets .......................................          46,479,310         47,267,133
Net assets:
   Beginning of period ..................................................................         179,788,417        132,521,284
                                                                                             ------------------------------------
   End of period ........................................................................      $  226,267,727      $ 179,788,417
                                                                                             ====================================
Undistributed net investment income included in net assets:
   End of period ........................................................................      $      816,776      $   2,205,825
                                                                                             ====================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Templeton International Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as an open-end investment company, consisting of two separate funds. The Templeton Global Long-Short Fund (the Fund) included in this report is diversified. The financial statements of the remaining fund in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class B, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Time deposits are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.


24 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.


                                                          Semiannual Report | 25

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. OPTIONS

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

E. SECURITIES SOLD SHORT

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

F. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


26 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. INCOME AND DEFERRED TAXES (CONTINUED)

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and dividends declared on securities sold short, are recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.


                                                          Semiannual Report | 27

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

J. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2007, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                         ----------------------------------------------------------
                                               SIX MONTHS ENDED                 YEAR ENDED
                                                APRIL 30, 2007               OCTOBER 31, 2006
                                         ----------------------------------------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ----------------------------------------------------------
CLASS A SHARES:
   Shares sold .......................    4,501,607   $   59,698,975    5,378,792   $   67,498,309
   Shares issued in reinvestment of
     distributions ...................      189,048        2,487,870       66,467          780,994
   Shares redeemed ...................   (1,906,423)     (25,257,147)  (2,737,615)     (33,660,888)
                                         ----------------------------------------------------------
   Net increase (decrease) ...........    2,784,232   $   36,929,698    2,707,644   $   34,618,415
                                         ==========================================================
CLASS B SHARES:
   Shares sold .......................       22,063   $      287,435       89,910   $    1,093,114
   Shares issued in reinvestment of
     distributions ...................       30,618          398,040       12,728          147,770
   Shares redeemed ...................     (246,193)      (3,205,026)    (656,620)      (7,885,810)
                                         ----------------------------------------------------------
   Net increase (decrease) ...........     (193,512)  $   (2,519,551)    (553,982)  $   (6,644,926)
                                         ==========================================================
ADVISOR CLASS:
   Shares sold .......................       72,828   $      972,109       47,974   $      597,948
   Shares issued in reinvestment of
     distributions ...................        1,403           18,430          144            1,687
   Shares redeemed ...................      (35,499)        (467,270)     (39,299)        (485,580)
                                         ----------------------------------------------------------
   Net increase (decrease) ...........       38,732   $      523,269        8,819   $      114,055
                                         ==========================================================


28 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------
SUBSIDIARY                                                      AFFILIATION
--------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Templeton Global Advisors Limited (TGAL)                        Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays Advisers an investment management fee comprised of a "base fee" and a "performance adjustment". The base fee is calculated at the beginning of each month using an annual rate of 1.50% of the prior month's average daily net assets. The performance adjustment is calculated at the beginning of each month based on how much the Fund's total return exceeded or lagged its benchmark, the Morgan Stanley Capital International World Index, (the "Fund performance differential"), over the preceding twelve-month period (the performance period). A performance adjustment is applicable if the Fund performance differential exceeds 2.00%, either upwards (an increase to the base fee) or downwards (a decrease to the base fee). The performance adjustment rate is equal to 0.01% for each additional 0.05% that the Fund performance differential exceeds 2.00%. The performance adjustment amount is determined by multiplying the performance adjustment rate by the average daily net assets of the performance period. The performance adjustment rate may not exceed 1.00% annualized, either upwards or downwards. At the end of each month, an annualized investment management fee ratio is calculated (total investment management fees divided by fiscal year to date average daily net assets). In accordance with the Investment Management Agreement, the investment management fee ratio may not exceed 2.50% or fall below 0.50% for the fiscal year. For the period, the total annualized management fee rate, including the performance adjustment, was 0.69% of the average daily net assets of the Fund.

Under a subadvisory agreement, TGAL, an affiliate of Advisers, provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.


                                                          Semiannual Report | 29

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class A .....................................................       0.35%
Class B .....................................................       1.00%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
   unaffiliated broker/dealers ..............................   $ 35,716
Contingent deferred sales charges retained ..................   $ 35,022

E. TRANSFER AGENT FEES

For the period ended April 30, 2007, the Fund paid transfer agent fees of $164,732, of which $69,795 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2007, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At April 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................................   $ 189,855,844
                                                                =============
Unrealized appreciation .....................................   $  47,874,817
Unrealized depreciation .....................................      (3,886,849)
                                                                -------------
Net unrealized appreciation (depreciation) ..................   $  43,987,968
                                                                =============


30 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

5. INCOME TAXES (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and certain dividends on securities sold short.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and certain dividends on securities sold short.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments and securities sold short (excluding short term securities) for the period ended April 30, 2007, aggregated $76,276,112 and $72,654,130, respectively.

Transactions in options written during the period ended April 30, 2007, were as follows:

                                                       --------------------
                                                       NUMBER OF
                                                       CONTRACTS   PREMIUM
                                                       --------------------
Options outstanding at October 31, 2006 ............       1,001   $ 68,762
Options written ....................................         200     21,899
Options expired ....................................          --         --
Options terminated in closing transactions .........          --         --
Options exercised ..................................          --         --
                                                       --------------------
Options outstanding at April 30, 2007 ..............       1,201   $ 90,661
                                                       ====================

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. UPCOMING AQUISITIONS/MERGERS

On February 27, 2007, the Board of Trustees for the Trust approved a proposal to merge Franklin U.S. Long Short Fund, a series of Franklin Strategic Series, into the Fund, subject to approval by the shareholders of the Franklin U.S. Long-Short Fund.


                                                          Semiannual Report | 31

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

9. REGULATORY AND LITIGATION MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators and governmental entities. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 6, 2007, the SEC posted for public comment the proposed plan of distribution for the market timing settlement. Following the public comment period, and once the SEC approves the final plan of distribution, disbursements of settlement monies will be made promptly to individuals who were shareholders of the designated funds during the relevant period, in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.


32 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

10. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semiannual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 33

Franklin Templeton International Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 18, 2007

TEMPLETON GLOBAL LONG-SHORT FUND

A Special Meeting of Shareholders of the Trust was held at the Trust's offices, One Franklin Parkway, San Mateo, California on March 21, 2007 and reconvened on April 11, 2007 and May 18, 2007. The purpose of the meeting was to elect Trustees of the Trust and to vote on the following Proposals and Sub-Proposals: to approve an Amended and Restated Agreement and Declaration of Trust; and to approve amendments to certain of Templeton Global Long Short Fund's (the "Fund") fundamental investment restrictions (including six (6) Sub-Proposals). At the meeting, the following persons were elected by the shareholders to serve as Independent Trustees of the Trust: Harris J. Ashton, Robert F. Carlson, Sam L. Ginn, Edith E. Holiday, Frank W. T. LaHaye, Frank A. Olson, Larry D. Thompson and John B. Wilson. Charles B. Johnson and Gregory E. Johnson were elected by the shareholders to serve as Interested Trustees. Shareholders also approved the Amended and Restated Agreement and Declaration of Trust and amendments to certain of the Fund's fundamental investment restrictions (including six (6) Sub-Proposals). No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1. The election of Trustees

---------------------------------------------------------------------------------------------------------------------------
                                                               % OF          % OF                       % OF         % OF
                                                            OUTSTANDING     VOTED                    OUTSTANDING     VOTED
NAME                                           FOR            SHARES        SHARES      WITHHELD        SHARES       SHARES
---------------------------------------------------------------------------------------------------------------------------
Harris J. Ashton .....................    20,148,261.135      55.028%       98.228%   363,412.703        .992%       1.772%
Robert F. Carlson ....................    20,106,082.473      54.912%       98.023%   405,591.365       1.108%       1.977%
Sam L. Ginn ..........................    20,163,361.567      55.069%       98.302%   348,312.271        .951%       1.698%
Edith E. Holiday .....................    20,160,027.001      55.060%       98.286%   351,646.837        .960%       1.714%
Frank W. T. LaHaye ...................    20,135,837.617      54.994%       98.168%   375,836.221       1.026%       1.832%
Frank A. Olson .......................    20,154,638.168      55.045%       98.259%   357,035.670        .975%       1.741%
Larry D. Thompson ....................    20,164,725.335      55.073%       98.309%   346,948.503        .947%       1.691%
John B. Wilson .......................    20,177,705.808      55.108%       98.372%   333,968.030        .912%       1.628%
Charles B. Johnson ...................    20,058,879.355      54.783%       97.793%   452,794.483       1.237%       2.207%
Gregory E. Johnson ...................    20,070,775.936      54.816%       97.851%   440,897.902       1.204%       2.149%

Proposal 2. To approve an Amended and Restated Agreement and Declaration of
Trust:

-----------------------------------------------------------------------------------
                                                               % OF          % OF
                                                            OUTSTANDING     VOTED
                                           SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------------------
For ..................................     4,383,701.258      29.954%       59.081%
Against ..............................       110,560.750        .755%        1.490%
Abstain ..............................       171,500.985       1.172%        2.311%
Broker Non-votes .....................     2,754,133.000      18.818%       37.118%
-----------------------------------------------------------------------------------
TOTAL ................................     7,419,895.993      50.699%      100.000%
-----------------------------------------------------------------------------------


34 | Semiannual Report

Franklin Templeton International Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 18, 2007 (CONTINUED)

TEMPLETON GLOBAL LONG-SHORT FUND

Proposal 3. To approve amendments to certain of the Fund's fundamental investment restrictions (includes six (6) Sub-Proposals):

(a) To amend the Fund's fundamental investment restriction regarding borrowing:

-----------------------------------------------------------------------------------
                                                               % OF         % OF
                                                            OUTSTANDING     VOTED
                                           SHARES VOTED        SHARES       SHARES
-----------------------------------------------------------------------------------
For ..................................     5,675,442.275      38.779%       67.798%
Against ..............................       177,588.561       1.214%        2.121%
Abstain ..............................       307,930.995       2.104%        3.679%
Broker Non-votes .....................     2,210,149.000      15.101%       26.402%
-----------------------------------------------------------------------------------
TOTAL ................................     8,371,110.831      57.198%      100.000%
-----------------------------------------------------------------------------------

(b) To amend the Fund's fundamental investment restriction regarding lending:

-----------------------------------------------------------------------------------
                                                               % OF          % OF
                                                            OUTSTANDING     VOTED
                                           SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------------------
For ..................................     5,674,565.134      38.773%       67.788%
Against ..............................       176,270.330       1.205%        2.106%
Abstain ..............................       310,126.367       2.119%        3.704%
Broker Non-votes .....................     2,210,149.000      15.101%       26.402%
-----------------------------------------------------------------------------------
TOTAL ................................     8,371,110.831      57.198%      100.000%
-----------------------------------------------------------------------------------

(c) To amend the Fund's fundamental investment restriction regarding investments in real estate:

-----------------------------------------------------------------------------------
                                                               % OF          % OF
                                                            OUTSTANDING     VOTED
                                           SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------------------
For ..................................     5,712,009.520      39.029%       68.235%
Against ..............................       150,796.212       1.030%        1.801%
Abstain ..............................       298,156.099       2.038%        3.562%
Broker Non-votes .....................     2,210,149.000      15.101%       26.402%
-----------------------------------------------------------------------------------
TOTAL ................................     8,371,110.831      57.198%      100.000%
-----------------------------------------------------------------------------------


                                                          Semiannual Report | 35

Franklin Templeton International Trust

MEETING OF SHAREHOLDERS, MARCH 21, 2007 AND RECONVENED ON APRIL 11, 2007 AND MAY 18, 2007 (CONTINUED)

TEMPLETON GLOBAL LONG-SHORT FUND

(d) To amend the Fund's fundamental investment restriction regarding investments in commodities:

-----------------------------------------------------------------------------------
                                                               % OF          % OF
                                                            OUTSTANDING     VOTED
                                           SHARES VOTED       SHARES        SHARES
-----------------------------------------------------------------------------------
For ..................................     5,687,078.026      38.859%       67.937%
Against ..............................       167,966.410       1.147%        2.006%
Abstain ..............................       305,917.395       2.091%        3.655%
Broker Non-votes .....................     2,210,149.000      15.101%       26.402%
-----------------------------------------------------------------------------------
TOTAL ................................     8,371,110.831      57.198%      100.000%
-----------------------------------------------------------------------------------

(e) To amend the Fund's fundamental investment restriction regarding issuing senior securities:

-----------------------------------------------------------------------------------
                                                                % OF         % OF
                                                            OUTSTANDING     VOTED
                                           SHARES VOTED        SHARES       SHARES
-----------------------------------------------------------------------------------
For ..................................     5,677,625.664      38.794%       67.824%
Against ..............................       172,095.147       1.176%        2.056%
Abstain ..............................       311,241.020       2.127%        3.718%
Broker Non-votes .....................     2,210,149.000      15.101%       26.402%
-----------------------------------------------------------------------------------
TOTAL ................................     8,371,110.831      57.198%      100.000%
-----------------------------------------------------------------------------------

(f) To amend the Fund's fundamental investment restriction regarding diversification of investments:

-----------------------------------------------------------------------------------
                                                                % OF         % OF
                                                            OUTSTANDING     VOTED
                                           SHARES VOTED        SHARES       SHARES
-----------------------------------------------------------------------------------
For ..................................     5,750,720.642      39.293%       68.697%
Against ..............................       123,525.620        .844%        1.476%
Abstain ..............................       286,715.569       1.960%        3.425%
Broker Non-votes .....................     2,210,149.000      15.101%       26.402%
-----------------------------------------------------------------------------------
TOTAL ................................     8,371,110.831      57.198%      100.000%
-----------------------------------------------------------------------------------


36 | Semiannual Report

Franklin Templeton International Trust

SHAREHOLDER INFORMATION

TEMPLETON GLOBAL LONG-SHORT FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 17, 2007, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Templeton Global Long-Short Fund, one of the two separate funds within the Trust ("Fund(s)"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for both Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.


                                                          Semiannual Report | 37

                      This page intentionally left blank.

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a pre-designated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, the high industry ranking given to the Franklin Templeton website, and the firsthand experience of individual Board members who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a performance universe selected by Lipper. The following summarizes the performance results for the Fund and the Board's view of such performance.


38 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

The performance universe for Templeton Global Long-Short Fund consisted of the Fund and all retail and institutional long/short equity funds as selected by Lipper. The Fund has been in existence for only a full five-year period and the Lipper report showed its total return for the one-year period ended January 31, 2007, as well as for the previous five years on an annualized basis to be in the second-highest quintile of such performance universe. The Board was satisfied with the Fund's performance.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups. In reviewing comparative costs, emphasis was given to the Fund's contractual investment management fee in comparison with the investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges as being part of the investment management fee, and actual total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The contractual investment management fee rate for Templeton Global Long-Short Fund excludes adjustments reflecting the performance feature of its management agreement and was the highest in its expense group, but its total expenses were the lowest in such expense group. The Board was satisfied with the investment management fees and total expenses of the Fund in comparison to its Lipper expense group as shown in the Lipper reports.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs


                                                          Semiannual Report | 39

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005, when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. Templeton Global Long-Short Fund has a fixed 1.7% management fee subject to adjustment based on performance. In view of that Fund's asset size of approximately $191 million on December 31, 2006, and the actual level of its fee, the Board did not believe that management was benefiting from any meaningful economies of scale in its management of Templeton Global Long-Short Fund.


40 | Semiannual Report

Franklin Templeton International Trust

TEMPLETON GLOBAL LONG-SHORT FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 41

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

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

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON FUNDS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund 1
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small Cap Growth Fund II 2
Franklin Small-Mid Cap Growth Fund

VALUE

Franklin Balance Sheet Investment Fund 1
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 1
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin  Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 9

1. The fund is open only to existing shareholders and select retirement plans.

2. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7. The fund invests primarily in insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


05/07                                          Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON      One Franklin Parkway
    INVESTMENTS         San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL
LONG-SHORT FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

SUBADVISOR

Templeton Global Advisors Limited

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisor. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.


467 S2007 06/07



      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   June 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 27, 2007